UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Municipal Income Fund

National Portfolio

High Income Municipal Portfolio

California Portfolio

New York Portfolio

April 30, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 21, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for the Portfolios of AllianceBernstein Municipal Income Fund (the “Fund”) for the semi-annual reporting period ended April 30, 2010.

On January 26, 2010, a new Portfolio of the Fund, AllianceBernstein High Income Municipal Portfolio, commenced operations. The Portfolio’s investment objective is to earn the highest level of current income, exempt from federal taxation, that is available consistent with what the Adviser considers to be an appropriate level of risk. The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. The Investment Results and Market Review and Investment Strategy sections below do not address AllianceBernstein High Income Municipal Portfolio in light of the Portfolio’s short investment history.

Investment Objective and Policies

The investment objective of the four Portfolios of the Fund is to earn the highest level of current income, exempt from Federal taxation and, in the case of the individual state Portfolios, state taxation of the respective state that is available without assuming what the Adviser considers to be undue risk. Each of the National Portfolio, California Portfolio and New York Portfolio invests principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing princi-

pally in high-yielding, predominantly investment-grade municipal securities. Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal Alternative Minimum Tax (“AMT”) for certain taxpayers.

Each of the Portfolios that invest in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. Both National Portfolio and High Income Portfolio may invest 25% or more of their net assets in a single state.

Investment Results

The tables on page 5 show performance for each Portfolio compared with its benchmark, the Barclays Capital Municipal Bond Index, for the six- and 12-month periods ended April 30, 2010.

For the six-month period ended April 30, 2010, National and California Portfolios’ Class A shares without sales charges outperformed the benchmark, the Barclays Capital Municipal Bond Index, which represents the US municipal market. The New York Portfolio’s Class A shares without sales charges underperformed for the six-month period. For the 12-month period ended April 30, 2010, National, California and New York Portfolios’ Class A shares

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	1

without sales charges outperformed the benchmark.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for the semi-annual reporting period ended April 30, 2010 follows.

National Portfolio – The Portfolio’s Class A shares outperformed the benchmark for both the six- and 12-month periods. For the six-month period, security selection in the education sector helped performance. For the 12-month period, security selection helped in the education, health care and special tax sectors, while it detracted from performance in the industrial sector.

California Portfolio – The Portfolio’s Class A shares outperformed the benchmark for both the six- and 12-month periods. For the six-month period, security selection in the education sector helped performance. For the 12-month period, security selection helped in the education and special tax sectors, while it detracted from performance in the health care and industrial sectors.

New York Portfolio – The Portfolio’s Class A shares underperformed the benchmark for the six-month period, but outperformed for the 12-month period. For the six-month period, security selection in the housing sector detracted from perform-

ance. For the 12-month period, security selection helped performance in the education and special tax sectors, while it detracted from performance in the health care sector.

Market Review & Investment Strategy

One of the largest concerns on investors’ minds today is the potential for an increase in interest rates. While the US Federal Reserve may likely raise short-term interest rates later in 2010, favorable supply-and-demand factors should keep tax-exempt municipal bond prices higher and yields lower than they would otherwise be for some time. The Build America Bond Program has reduced tax-exempt bond issuance by providing a significant federal subsidy to states and municipalities that issue taxable municipal bonds. The prospect of a sharp decline in issuance for refinancing purposes should also limit tax-exempt issuance. The fall in interest rates since the middle of 2007 resulted in a lot of bond issuance to “refund” outstanding municipal bonds. In the past two years, 24% of municipal bond issuance was for refunding purposes1, as state and local governments sought to take advantage of historically low interest rates. While supply is likely to be limited, investor demand for tax-exempt municipal bonds should remain strong due to expected increases in federal income tax rates.

[1]	Thomson Reuters. “A Decade of Municipal Bond Finance” April 30, 2010. http://www.bondbuyer.com/marketstatistics/decade_1/ (May 4, 2010).

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

As the reporting period drew to a close, the financial problems of state and local governments dominated news headlines as political leaders mustered the will to address their budget shortfalls. Fortunately, many other municipal bond issuers were well-insulated from the problems of state and local governments. Revenue bonds, such as those issued by water and sewer systems, electric utilities, airports, and critical toll roads are backed by the fees from essential systems. As a result, they continued to produce levels of revenues that not only provided for ongoing system operation and maintenance, but also for more than adequate coverage of debt service. For well over a year the Portfolios’ Municipal Bond Investment Team (the “Team”) has attempted to emphasize such bonds in the Portfolios, reducing exposure to the more volatile tax-supported sector. For this reason, the Team believes the Portfolios are well positioned to weather the difficult period ahead, and does not expect defaults or bankruptcies to have any meaningful impact.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of April 30, 2010, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre-refunded are as follows:

Portfolio	Insured Bonds	Pre-Refunded ETM* Bonds
National	43.9%	2.6%
California	43.1%	1.1%
New York	31.3%	2.3%
*	Escrowed to Maturity

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolio was 4.25%. If the Class A annualized returns for the Portfolio and Portfolio returns shown reflected the deduction of the former maximum front-end sales charge, its returns would be lower. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuation in the Portfolios’ securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. The yield or value of the Portfolios’ investments in municipal securities may be affected by political or legislative changes and uncertainties related to the tax status of municipal securities or the rights of investors in these securities. Individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. The Portfolios may invest in high yield bonds (i.e., “junk bonds”) which involves a greater risk of default and price volatility than other bonds. Investing in non-investment grade debt presents special risks, including credit risk. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios’ prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED APRIL 30, 2010

	Returns
	6 Months	12 Months
National Portfolio
Class A	3.90%	11.50%

Class B*	3.55%	10.75%

Class C	3.55%	10.62%

Advisor Class**	4.06%	11.84%

Barclays Capital Municipal Bond Index	3.68%	8.85%

	Returns
	6 Months	12 Months
California Portfolio
Class A	3.85%	9.69%

Class B*	3.60%	8.94%

Class C	3.60%	8.93%

Advisor Class**	4.01%	10.02%

Barclays Capital Municipal Bond Index	3.68%	8.85%

	Returns
	6 Months	12 Months
New York Portfolio
Class A	3.49%	8.91%

Class B*	3.04%	8.06%

Class C	3.13%	8.16%

Advisor Class**	3.64%	9.24%

Barclays Capital Municipal Bond Index	3.68%	8.85%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

**  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	5

Historical Performance

NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2010
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			3.72%	5.72%
1 Year	11.50%	8.20%
5 Years	3.69%	3.05%
10 Years	4.91%	4.60%

Class B Shares			3.14%	4.84%
1 Year	10.75%	7.75%
5 Years	2.98%	2.98%
10 Years(a)	4.48%	4.48%

Class C Shares			3.14%	4.83%
1 Year	10.62%	9.62%
5 Years	2.97%	2.97%
10 Years	4.19%	4.19%

Advisor Class Shares†			4.13%	6.35%
1 Year	11.84%	11.84%
Since Inception*	5.68%	5.68%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	8.84%
5 Years	3.17%
10 Years	4.38%

Class B Shares
1 Year	8.46%
5 Years	3.08%
10 Years(a)	4.28%

Class C Shares
1 Year	10.45%
5 Years	3.06%
10 Years	3.99%

Advisor Class Shares†
1 Year	12.56%
Since Inception*	5.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.61%, 1.60% and 0.57% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Until January 1, 2009 contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.75%, 1.44%, 1.44% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. Effective January 1, 2009, contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses to 0.75%, 1.44%, 1.44% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.
*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2010.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2010
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			3.91%	6.71%
1 Year	9.69%	6.45%
5 Years	3.78%	3.15%
10 Years	4.99%	4.67%

Class B Shares			3.33%	5.71%
1 Year	8.94%	5.94%
5 Years	3.07%	3.07%
10 Years(a)	4.55%	4.55%

Class C Shares			3.33%	5.71%
1 Year	8.93%	7.93%
5 Years	3.06%	3.06%
10 Years	4.26%	4.26%

Advisor Class Shares†			4.32%	7.41%
1 Year	10.02%	10.02%
Since Inception*	5.84%	5.84%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	6.91%
5 Years	3.22%
10 Years	4.45%

Class B Shares
1 Year	6.57%
5 Years	3.16%
10 Years(a)	4.32%

Class C Shares
1 Year	8.56%
5 Years	3.16%
10 Years	4.04%

Advisor Class Shares†
1 Year	10.54%
Since Inception*	5.24%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.57%, 1.56% and 0.55% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Until January 1, 2009, contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.47%, 1.47% and 0.47% for Class A, Class B, Class C and Advisor Class, respectively. Effective January 1, 2009, contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses to 0.75%, 1.45%, 1.45% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2010.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	7

Historical Performance

NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2010
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			2.89%	4.88%
1 Year	8.91%	5.65%
5 Years	4.02%	3.38%
10 Years	5.22%	4.90%

Class B Shares			2.28%	3.85%
1 Year	8.06%	5.06%
5 Years	3.31%	3.31%
10 Years(a)	4.75%	4.75%

Class C Shares			2.28%	3.85%
1 Year	8.16%	7.16%
5 Years	3.30%	3.30%
10 Years	4.46%	4.46%

Advisor Class Shares†			3.27%	5.53%
1 Year	9.24%	9.24%
Since Inception*	5.95%	5.95%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2010)
SEC Returns

Class A Shares
1 Year	6.46%
5 Years	3.52%
10 Years	4.70%

Class B Shares
1 Year	6.06%
5 Years	3.43%
10 Years(a)	4.58%

Class C Shares
1 Year	8.04%
5 Years	3.42%
10 Years	4.28%

Advisor Class Shares†
1 Year	10.13%
Since Inception*	5.59%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.60%, 1.58% and 0.58% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Until January 1, 2009, contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.58%, 1.28%, 1.28% and 0.28% for Class A, Class B, Class C and Advisor Class, respectively. Effective January 1, 2009, contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses to 0.75%, 1.45%, 1.45% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2010.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on page 4.

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
National Portfolio
Class A
Actual	$1,000	$1,039.02	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76
Class B
Actual	$1,000	$1,035.52	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Class C
Actual	$1,000	$1,035.48	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Advisor Class
Actual	$1,000	$1,040.57	$2.28
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	9

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period
New York Portfolio*
Class A
Actual	$1,000	$1,034.88	$3.78
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76
Class B
Actual	$1,000	$1,030.36	$7.30
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Class C
Actual	$1,000	$1,031.32	$7.30
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Advisor Class
Actual	$1,000	$1,036.44	$2.27
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26
California Portfolio*
Class A
Actual	$1,000	$1,038.53	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76
Class B
Actual	$1,000	$1,035.98	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Class C
Actual	$1,000	$1,035.96	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Advisor Class
Actual	$1,000	$1,040.13	$2.28
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26
High Income Portfolio**
Class A
Actual	$1,000	$1,029.31	$1.15
Hypothetical (5% return before expenses)	$1,000	$1,022.61	$2.21
Class C
Actual	$1,000	$1,026.60	$2.95
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66
Advisor Class
Actual	$1,000	$1,029.07	$0.10
Hypothetical (5% return before expenses)	$1,000	$1,024.60	$0.20
*	Expenses are equal to the classes’ annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	The “Actual” and “Hypothetical” expenses paid are based on the period from January 26, 2010 (commencement of operations) to April 30, 2010. Actual and Hypothetical expenses are equal to the classes’ annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the since inception period) and multiplied by 181/365 (to reflect the one-half year period), respectively.

	Annualized Expense Ratio
	National	New York	California	High Income
Class A	0.75%	0.75%	0.75%	0.44%
Class B	1.45%	1.45%	1.45%	—
Class C	1.45%	1.45%	1.45%	1.13%
Advisor Class	0.45%	0.45%	0.45%	0.04%

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Fund Expenses

PORTFOLIO SUMMARY*

April 30, 2010 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s, Fitch

*	All data are as of April 30, 2010. The Portfolio’s quality rating is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). Pre-refunded bonds, which are escrowed by U.S. Government Securities, have been rated AAA by the Adviser.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	11

Portfolio Summary

PORTFOLIO SUMMARY*

April 30, 2010 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s, Fitch

*	All data are as of April 30, 2010. The Portfolio’s quality rating is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). Pre-refunded bonds, which are escrowed by U.S. Government Securities, have been rated AAA by the Adviser.

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio Summary

NATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Alabama – 1.9%
Alabama Pub Sch & Clg Auth Series 2009 A 5.00%, 5/01/29 (Prerefunded/ETM)	$4,000	$4,681,200
Jefferson Cnty AL GO Series 04A 5.25%, 1/01/18-1/01/23	3,900	3,463,560
AGM Series 2004 5.50%, 1/01/21	1,000	996,570
Jefferson Cnty AL Swr FGIC Series 02 5.00%, 2/01/41 (Prerefunded/ETM)	375	405,510
FGIC Series 02B 5.00%, 2/01/41 (Prerefunded/ETM)	625	680,206
Montgomery AL BMC Spl Care Series 04C 5.25%, 11/15/29 (Prerefunded/ETM)	2,190	2,504,791
Univ of Alabama at Birmingham Hosp Series 08A 5.75%, 9/01/22(a)	3,000	3,264,210

		15,996,047

Arizona – 2.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.30%, 2/01/42(b)	3,850	3,507,157
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	1,240	956,424
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	2,554	2,583,933
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater) NPFGC Series 04 5.00%, 7/01/23	1,750	1,872,290
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	3,310	2,921,274
Queen Creek AZ ID #1 5.00%, 1/01/26	1,900	1,763,314
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/23	3,685	3,681,315

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	13

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	$449	$430,573

		17,716,280

California – 7.1%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21(c)	6,390	7,116,159
California GO 5.125%, 2/01/28 (Prerefunded/ETM)	1,500	1,705,755
5.25%, 4/01/30	15	15,102
AGM Series 03 5.00%, 2/01/29	1,445	1,463,409
AMBAC 5.00%, 4/01/27	3,705	3,725,526
California Statewide CDA (Enloe Med Ctr) 5.50%, 8/15/23	80	82,459
6.25%, 8/15/28	1,715	1,824,040
Series A 5.375%, 8/15/20	510	530,150
Golden St Tobacco Sec CA XLCA Series 03B 5.50%, 6/01/33 (Prerefunded/ETM)	2,000	2,252,800
Los Angeles CA Dept Arpts (Los Angeles Intl Airpot) Series 2009A 5.25%, 5/15/29	9,260	9,862,363
Los Angeles CA Harbor Dept Series 2009C 5.25%, 8/01/24	17,205	18,893,327
Manteca CA USD GO NPFGC Series 01 Zero Coupon, 9/01/31	11,910	2,726,318
Ontario CA Redev Fin Auth NPFGC Series 93 5.80%, 8/01/23 (Prerefunded/ETM)	1,000	1,109,950
San Bernardino Cnty CA COP Series 2009 5.25%, 8/01/26	1,910	1,903,640
San Diego Cnty CA Wtr Auth (San Diego Cnty CA Wtr) AGM Series 08A 5.00%, 5/01/25	3,000	3,235,320

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Diego Gas & Elec Co. Series 96A 5.30%, 7/01/21	$4,000	$4,395,200

		60,841,518

Colorado – 2.1%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch) Series 05 6.50%, 5/01/36	480	425,933
Colorado HFA SFMR (Colorado HFA) Series 99A-2 6.45%, 4/01/30	415	445,042
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc) 5.25%, 6/01/19-6/01/23	2,200	2,271,745
Colorado Hlth Fac Auth (Parkview Medical Center) Series 04 5.00%, 9/01/25	690	682,672
Northwest Pkwy Pub Hwy Auth Co. AGM Series 01C 5.80%, 6/15/25 (Prerefunded/ETM)(d)	9,000	9,945,180
Park Creek Met Dist Co. Series 05 5.50%, 12/01/30	1,900	1,799,224
PV Wtr & San Met Dist Co. Series 06 Zero Coupon, 12/15/17(e)	3,122	1,689,439
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP) 6.125%, 12/01/22	1,210	677,842
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr) Series 04 6.125%, 12/01/19(e)	820	373,855

		18,310,932

Connecticut – 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital) RADIAN Series 05B 5.00%, 7/01/23	750	707,115

District of Columbia – 3.8%
District of Columbia (Friendship Pub Charter Sch) ACA 5.00%, 6/01/26	1,000	814,620

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	15

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia GO AGM Series 2007C 5.00%, 6/01/23	$10,980	$11,892,218
District of Columbia Tax Incr 5.25%, 12/01/26	9,600	10,740,672
District of Columbia Wtr & Swr Auth AGC Series 2008A 5.00%, 10/01/23	4,125	4,512,338
Washington DC Conv Ctr Ded Tax AMBAC 5.00%, 10/01/23	5,000	5,154,400

		33,114,248

Florida – 11.1%
Beacon Tradeport CDD FL Series 02B 7.25%, 5/01/33	1,005	1,006,015
Bonnet Creek Resort CDD FL Series 02 7.25%, 5/01/18	4,000	3,571,600
Capital Trust Agy FL (Cargo Acquisition Group) Series 02 6.25%, 1/01/19	470	470,179
Series 03 5.75%, 1/01/32	2,000	1,773,860
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	705	707,263
Concorde Estates CDD FL Series 04B 5.00%, 5/01/11(e)(f)	700	262,500
Crossings at Fleming Is CDD FL Series 00C 7.05%, 5/01/15	1,180	1,207,600
7.10%, 5/01/30	2,240	2,240,605
Dade Cnty FL HFA MFHR (Golden Lakes Apts) Series 97A 6.00%, 11/01/32	250	250,003
6.05%, 11/01/39	750	750,008
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(e)(f)	1,445	578,000
Series 02B 6.625%, 5/01/33(e)(f)	620	249,035

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida HFC MFHR (Mystic Pointe II Apts) Series 00 6.30%, 12/01/41	$1,165	$1,183,419
Florida HFC MFHR (Sable Chase Apts) AGM Series 00 6.00%, 5/01/40	3,650	3,699,494
Florida HFC MFHR (Spring Harbor Apts) Series 99C-1 5.90%, 8/01/39	2,465	2,391,321
Florida HFC MFHR (Waverly Apts) AGM Series 00C-1 6.50%, 7/01/40	2,790	2,822,141
Highlands Cnty FL Hlth Facs Auth Series 01A 6.00%, 11/15/31 (Prerefunded/ETM)	2,000	2,169,000
Hollywood FL Cmnty Redev Agy (Beach CRA) XLCA 5.00%, 3/01/24	5,000	5,002,500
Indian Trace Dev Dist FL NPFGC Series 05 5.00%, 5/01/22-5/01/23	2,480	2,414,422
Jacksonville FL EDC (Mayo Clinic Jacksonville) Series 01C 5.50%, 11/15/36	6,750	6,931,710
Jacksonville FL Excise Tax AMBAC Series 02B 5.00%, 10/01/26	3,925	4,058,568
Lee Cnty FL HFA SFMR (Lee Cnty FL HFA) Series 00A-1 7.20%, 3/01/33	55	56,297
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport) AGM Series 00A 6.00%, 10/01/32	9,500	9,657,225
Manatee Cnty FL HFA SFMR (Manatee Cnty FL HFA) Series 99 6.25%, 11/01/28	195	204,750
Marshall Creek CDD FL Series 02A 6.625%, 5/01/32	2,500	2,001,500

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	17

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL) Series 01A 6.80%, 11/15/31	$5,100	$5,031,864
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL) Series 08A 5.20%, 4/01/24	2,500	2,575,400
Miami-Dade Cnty FL HFA SFMR (Miami-Dade Cnty FL HFA) Series 00A-1 6.00%, 10/01/32	495	505,296
Miromar Lakes CDD FL Series 00A 7.25%, 5/01/12	5,585	5,414,378
No Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	1,060	832,079
No Palm Beach Cnty FL ID #43 6.125%, 8/01/31 (Prerefunded/ETM)	1,000	1,076,960
Orange Cnty FL HFA MFHR (Loma Vista Apts) Series 99G 5.50%, 3/01/32	2,000	1,910,600
Orlando FL Spl Assmt Conroy Rd Series 98A 5.80%, 5/01/26	3,250	3,116,100
Palm Beach Cnty FL 6.10%, 8/01/21 (Prerefunded/ETM)	510	549,097
6.10%, 8/01/21	60	57,409
Pasco Cnty FL HFA MFHR (Pasco Woods Apts) Series 99A 5.90%, 8/01/39	3,620	3,511,798
Pier Park CDD FL Series 02-1 7.15%, 5/01/34	3,195	2,682,842
Preserve at Wilderness CDD FL Series 02A 7.10%, 5/01/33	1,405	1,337,953
Tampa FL (Univ of Tampa FL) RADIAN Series 02 5.625%, 4/01/32	3,175	3,180,778
Tara CDD FL Series 00A 7.15%, 5/01/31	1,675	1,681,415

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Village Ctr CDD FL NPFGC 5.125%, 10/01/28	$1,000	$969,250
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ) Series 99A 5.75%, 10/15/29	2,000	2,001,400
West Palm Beach CDD FL 5.00%, 3/01/25-3/01/29	3,640	3,543,206

		95,636,840

Illinois – 8.1%
Chicago IL Brd of Ed GO AGM Series 07 5.00%, 12/01/24	15,000	15,790,950
Chicago IL GO 5.00%, 1/01/29(g)	7,000	7,254,590
Series 08A 5.25%, 1/01/23	10,000	10,940,900
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt) XLCA Series 03B-1 5.25%, 1/01/34	5,100	5,124,837
Chicago IL SA Lakeshore East Series 03 6.75%, 12/01/32	1,750	1,616,983
Chicago IL Sales Tax AGM Series 05 5.00%, 1/01/25	6,905	7,246,452
Chicago IL Tax Increment (Diversey/Narragansett Proj) 7.46%, 2/15/26	2,555	2,503,644
Gilberts IL SSA #1 Series 03 6.00%, 3/01/28	2,386	1,921,159
Hampshire IL SSA 5.80%, 3/01/26	2,330	2,028,591
Illinois Finance Auth (Illinois Institute of Technology) Series 06A 5.00%, 4/01/31	750	678,660
Illinois Sports Fac Auth Spl Tax AMBAC Series 01 5.50%, 6/15/30(d)	7,000	7,248,220
Manhattan SSA #2004-1 IL Series 05 5.875%, 3/01/28	2,268	1,958,486

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	19

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Matteson IL GO 8.00%, 12/01/29(d)	$3,350	$2,107,988
Metro Pier & Expo Auth IL Spl Tax NPFGC Series 02A 5.25%, 6/15/42	3,500	3,592,610

		70,014,070

Indiana – 1.2%
Franklin Twp IN Sch Bldg Corp. AMBAC 5.00%, 7/15/21-7/15/22	6,625	6,917,282
Hendricks Cnty IN GO 5.50%, 7/15/23	1,165	1,245,758
Indiana Dev Fin Auth (Inland Steel Co.) Series 97 5.75%, 10/01/11	1,825	1,865,624

		10,028,664

Iowa – 0.0%
Coralville IA BANS Series 07C 5.00%, 6/01/18	240	251,038

Kansas – 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.) 5.25%, 5/15/22	1,260	1,134,794

Louisiana – 3.2%
De Soto Parish LA PCR (International Paper Company) Series A-2 5.00%, 10/01/12	2,200	2,317,568
Lafayette LA Communications XLCA 5.25%, 11/01/20-11/01/23	8,765	9,368,940
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease) 5.25%, 9/15/17	1,130	1,089,173
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group) Series 02 6.65%, 1/01/25	620	621,271
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA) Series 2009A 5.00%, 4/01/26	715	761,482

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Orleans LA GO NPFGC Series 05 5.00%, 12/01/29	$3,990	$3,897,352
5.25%, 12/01/21	4,495	4,625,894
RADIAN 5.00%, 12/01/18-12/01/19	4,140	4,292,566
RADIAN Series A 5.00%, 12/01/22	1,060	1,079,356

		28,053,602

Maryland – 0.9%
Maryland CDA SFMR (Maryland CDA) Series 00A 6.10%, 7/01/38	6,285	6,288,331
Maryland Ind Dev Fin Auth (Medical Waste Assoc LP) Series 89 8.75%, 11/15/10(e)(f)	1,225	1,172,558

		7,460,889

Massachusetts – 2.9%
Massachusetts Dev Fin Agy (Seven Hills Foundation) RADIAN Series 99 5.15%, 9/01/28	6,035	5,078,091
Massachusetts GO Series 02C 5.25%, 11/01/30 (Prerefunded/ETM)	3,220	3,544,673
5.25%, 11/01/30 (Prerefunded/ETM)	1,780	1,959,477
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	5,800	5,829,348
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	1,600	1,408,576
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) NPFGC Series 08 5.375%, 2/01/26	1,250	1,267,750
Massachusetts Port Auth Series 99D 6.00%, 7/01/29	2,325	2,338,136
Massachusetts Port Auth (Delta Air Lines, Inc.) 5.50%, 1/01/19	4,000	3,715,480

		25,141,531

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	21

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan – 3.6%
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	$9,980	$10,202,055
Kalamazoo MI Fin Auth FGIC Series 94A 9.665%, 6/01/11 (Prerefunded/ETM)(a)	1,440	1,443,686
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.25%, 7/01/30	1,670	1,397,707
5.75%, 7/01/25	710	662,970
Michigan HDA MFHR (Michigan HDA) AMBAC Series 97A 6.10%, 10/01/33	235	235,031
Michigan Hosp Fin Auth Series 01 5.625%, 11/15/36 (Prerefunded/ETM)	2,650	2,861,019
Michigan Hosp Fin Auth (Trinity Healthcare Group) Series 2000A 6.00%, 12/01/27	4,450	4,532,770
6.00%, 12/01/27 (Prerefunded/ETM)	65	67,727
Plymouth MI Ed Ctr Charter Sch Series 05 5.375%, 11/01/30	2,000	1,666,140
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) Series 00F 6.50%, 7/01/30	2,290	2,309,740
Wayne State Univ MI Series 2009 5.00%, 11/15/29	5,215	5,443,938

		30,822,783

Minnesota – 0.6%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	1,350	1,370,669
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	2,700	2,703,942
St. Paul MN Hsg & Redev Auth (Healtheast) Series 05 6.00%, 11/15/25	1,000	989,040

		5,063,651

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Missouri – 2.1%
Kansas City MO IDA Arpt (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	$1,945	$1,845,863
Kansas City MO Spl Oblig (Kansas City MO Lease – Dntn Arena) Series 08C 5.00%, 4/01/28	14,000	14,367,080
Missouri Dev Fin Brd (Crackerneck Creek MO Tax Alloc) Series 05C 5.00%, 3/01/26	1,000	1,002,000
Riverside MO IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	650	634,732

		17,849,675

Nevada – 6.9%
Carson City NV Hosp (Carson Tahoe Hospital) RADIAN Series 03A 5.125%, 9/01/29	4,800	4,223,088
Clark Cnty NV Airport PFC (Mccarran Airport) 5.25%, 7/01/18	9,090	9,926,462
Clark Cnty NV GO AMBAC Series 2006 5.00%, 11/01/23	13,250	14,125,295
Clark Cnty NV SD GO NPFGC-RE 5.00%, 6/15/22	5,720	6,039,405
Las Vegas NV Wtr Dist NPFGC-RE Series 05 5.00%, 6/01/27	5,000	5,162,400
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	5,800	6,105,834
Nevada Sys Hgr Ed (Univ of Nevada) AMBAC Series 2005B 5.00%, 7/01/26	6,715	6,921,218
AMBAC Series B 5.00%, 7/01/25	6,985	7,227,798

		59,731,500

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	23

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.9%
New Hampshire Bus Fin Auth (Public Service New Hampshire) Series 93E 6.00%, 5/01/21	$4,000	$4,051,360
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys) Series 04 5.375%, 7/01/24	1,680	1,710,190
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp) AGM Series 02 5.50%, 8/01/27	2,250	2,328,277

		8,089,827

New Jersey – 1.7%
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/27	5,175	5,053,439
New Jersey Ed Fac Auth AMBAC Series 02A 5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,751,300
New Jersey EDA (New Jersey Lease Sch Fac) Series 05 5.25%, 3/01/25	6,200	6,637,534

		14,442,273

New Mexico – 1.4%
Clayton NM Jail Proj CIFG NA 5.00%, 11/01/25-11/01/27	13,095	11,787,464

New York – 2.8%
Erie Cnty NY IDA (Buffalo NY SD GO) AGM Series 04 5.75%, 5/01/25-5/01/26	5,100	5,458,897
New York NY GO 5.25%, 9/01/23	5,000	5,531,650
Series 03A 5.50%, 8/01/21	5,000	5,387,650
Series 04G 5.00%, 12/01/23	895	957,104
Series 1 5.75%, 3/01/17	420	458,997
Series 2007 5.00%, 1/01/23	1,000	1,069,930

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York NY IDA (Lycee Francais) Series 02C 6.80%, 6/01/28	$2,500	$2,621,850
New York St Dormitory Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21	1,760	1,849,478
New York St HFA (New York St Pers Income Tax) NPFGC-RE Series 05A 5.00%, 9/15/25	1,200	1,267,128
New York St Liberty Corp. (National Sports Museum Proj) 6.125%, 2/15/19(e)(f)	1,188	3,564

		24,606,248

North Carolina – 0.2%
Iredell Cnty NC COP (Iredell Cnty Sch Proj) AGM Series 08 5.25%, 6/01/22	920	1,009,277
North Carolina Eastern Mun Pwr Agy AMBAC Series 05A 5.25%, 1/01/20	1,000	1,063,700

		2,072,977

North Dakota – 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health) Series 2006 5.125%, 7/01/18-7/01/20	2,065	1,996,992

Ohio – 3.1%
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,835	3,043,571
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	5,500	5,987,740
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	8,400	8,459,304
Hamilton Cnty OH Sales Tax AMBAC Series B 5.25%, 12/01/32	1,440	1,445,256

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	25

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	$6,730	$7,537,129

		26,473,000

Oregon – 0.5%
Forest Grove OR (Pacific Univ) RADIAN Series 05A 5.00%, 5/01/28	2,995	2,998,893
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc) Series 02B 5.45%, 7/01/32	1,685	1,686,719

		4,685,612

Pennsylvania – 2.4%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University) Series 02 5.50%, 3/01/28	5,665	5,797,504
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A 5.00%, 11/15/17	4,200	4,097,142
Ephrata Area SD PA GO FGIC Series 05 5.00%, 3/01/22 (Prerefunded/ETM)	2,565	2,948,827
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	2,000	1,985,560
Pennsylvania IDA (Pennsylvania IDA Econ Dev) Series 08A 5.50%, 7/01/23	3,940	4,248,069
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	1,030	843,117
South Central Gen Auth PA NPFGC Series 01 5.25%, 5/15/31 (Prerefunded/ETM)	685	706,769
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	480	367,776

		20,994,764

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.5%
Puerto Rico GO 5.25%, 7/01/23	$1,700	$1,753,040
Series 01A 5.50%, 7/01/19	1,000	1,079,750
Series 03A 5.25%, 7/01/23	500	512,215
Series 04A 5.25%, 7/01/19	2,880	2,996,265
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	537,395
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,065	1,099,634
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19-6/01/20	4,460	4,583,216

		12,561,515

Rhode Island – 0.6%
Rhode Island EDC (Providence Place Mall) RADIAN Series 00 6.125%, 7/01/20	5,500	5,448,300

South Carolina – 1.5%
Dorchester Cnty SC SD #2 Lease Series 06 5.00%, 12/01/30	1,500	1,510,800
AGC 5.00%, 12/01/29	400	412,864
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease) Series 05 5.00%, 12/01/30	450	417,802
AGC Series 05 5.00%, 12/01/27	6,225	6,392,141
SCAGO Edl Facs Corp. (Calhoun Sch Proj) RADIAN 5.00%, 12/01/21	5,245	4,639,098

		13,372,705

Tennessee – 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj) Series 06C 5.00%, 9/01/22	1,990	1,915,435

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	27

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.25%, 9/01/26	$275	$260,265

		2,175,700

Texas – 13.3%
Alvin TX ISD GO Series 2004B 5.00%, 2/15/28	1,290	1,402,540
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence) 5.00%, 7/01/27	475	444,249
Camino Real Regl Mob Auth TX 5.00%, 2/15/21-2/15/22	4,270	4,274,704
Series 2008 5.00%, 8/15/21	1,790	1,792,291
Corpus Christi TX Gen Arpt AGM Series 00B 5.375%, 2/15/30	7,100	7,231,208
Dallas Fort Worth TX Intl Arpt NPFGC-RE Series 01 5.50%, 11/01/35	13,400	13,407,504
Ector Cnty TX ISD GO 5.25%, 8/15/27	160	168,085
El Paso Cnty TX Hosp Dist GO AGC Series 2008A 5.00%, 8/15/23	5,000	5,356,400
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac) 5.50%, 10/01/19	535	511,144
Grapevine TX Arpt Fac (Cargo Acquisition Group) 6.50%, 1/01/24	990	987,228
Guad Blanco River Auth TX NPFGC Series 04A 5.00%, 8/15/24	1,895	1,936,993
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.) Series 05 5.00%, 8/15/14-8/15/19	730	741,198
Houston TX GO 5.00%, 3/01/27	8,520	9,180,470
Houston TX IDC (Cargo Acquisition Group) Series 02 6.375%, 1/01/23	3,000	2,967,660
Laredo TX ISD Lease AMBAC Series 04A 5.00%, 8/01/24	1,000	1,014,690

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Magnolia TX ISD GO 5.00%, 8/15/20	$6,165	$6,863,186
North Texas Hgr Ed Auth AGM Series 07 5.00%, 9/01/24	1,000	1,014,620
San Antonio TX Elec & Gas Series 08 5.00%, 2/01/26	6,830	7,398,529
Series 2005 5.00%, 2/01/25	5,000	5,308,900
Series 2006A 5.00%, 2/01/22	6,495	7,046,425
Series 2009A 5.25%, 2/01/24	3,260	3,678,291
San Antonio TX GO Series 02 5.00%, 2/01/22-2/01/23	4,545	4,766,640
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ) Series 04 5.25%, 9/01/28	1,000	948,070
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way) 8.00%, 11/15/28	2,000	1,979,000
Texas Private Acvty Bond Srfc Transp Corp (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	2,280	2,390,306
Texas Turnpike Auth (Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	9,500	9,533,345
Tyler TX Hlth Fac Dev Corp. Series 01 6.00%, 7/01/31 (Prerefunded/ETM)	3,900	4,288,323
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth) 5.25%, 7/01/26	2,000	1,911,720
Wichita TX ISD GO Series 2007 5.00%, 2/01/27	6,000	6,394,800

		114,938,519

Utah – 0.3%
Intermountain Pwr Agy UT Series 2008A 5.25%, 7/01/23	2,750	2,905,953

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	29

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia – 0.4%
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	$505	$505,439
Broad Street CDA VA Series 03 7.50%, 6/01/33	3,000	2,734,920

		3,240,359

Washington – 7.7%
Energy Northwest WA (Bonneville Power Admin) Series 2006 5.00%, 7/01/24	4,055	4,372,709
AMBAC 5.00%, 7/01/21	11,470	12,051,414
FYI Properties (Washington St Lease Dept Info Svc Proj) 5.25%, 6/01/26	4,000	4,304,640
Series 2009 5.00%, 6/01/27	615	646,568
King Cnty WA SD #414 GO NPFGC 5.00%, 12/01/24	4,500	4,887,630
Spokane WA GO AMBAC 5.00%, 12/01/22	7,940	8,588,777
Tacoma WA Refuse Util XLCA Series 06 5.00%, 12/01/18	3,615	3,862,917
Washington St GO 5.00%, 8/01/28(g)	9,000	9,710,550
Series 2008D 5.00%, 1/01/26	5,000	5,388,200
AMBAC 5.00%, 1/01/24	5,000	5,378,900
NPFGC-RE 5.00%, 1/01/27	6,380	6,837,829

		66,030,134

West Virginia – 0.3%
Fairmont WV St College NPFGC-RE Series 02A 5.375%, 6/01/27	2,500	2,567,525

Wisconsin – 1.0%
Milwaukee WI (Cargo Acquisition Group) Series 02 6.50%, 1/01/25	2,095	2,117,081

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wisconsin Hlth & Ed Fac Auth NPFGC 5.25%, 8/15/20	$5,000	$4,941,000
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence) Series 05 5.00%, 7/01/25	1,270	1,196,543

		8,254,624

Total Investments – 97.9% (cost $839,375,465)		844,519,668
Other assets less liabilities – 2.1%		18,187,389

Net Assets – 100.0%		$862,707,057

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$260,480
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.128%		687,355
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(253,578)
Merrill Lynch	2,500	11/15/26	4.378%		SIFMA	*	(362,452)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of April 30, 2010.

(b)	Floating Rate Security. Stated interest rate was in effect at April 30, 2010.

(c)	When-Issued or delayed delivery security.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security.

(f)	Security is in default and is non-income producing.

(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note L).

As of April 30, 2010, the Portfolio held 42.9% of net assets in insured bonds(of this amount 6.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	31

National Portfolio—Portfolio of Investments

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

CIFG NA – CIFG Assurance North America Inc.

COP – Certificate of Participation

CRA – Community Redevelopment Agency

EDA – Economic Development Agency

EDC – Economic Development Corporation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

IDA – Industrial Development Authority/Agency

IDC – Industrial Development Corporation

ISD – Independent School District

LP – Limited Partnership

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PCR – Pollution Control Revenue Bond

PFC – Passenger Facility Charge

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SSA – Special Services Area

USD – Unified School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

HIGH INCOME MUNICIPAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 107.7%
Long-Term Municipal Bonds – 107.7%
Arizona – 6.0%
Salt River Proj Agric Impt & Pwr Dist AZ Series 2009A 5.00%, 1/01/28	$3,000	$3,242,580
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	2,280	2,051,248

		5,293,828

California – 24.5%
Bay Area Toll Authority CA Series 2006F 5.00%, 4/01/25	7,570	8,005,199
California Ed Fac Auth (California Clg of Arts) 5.00%, 6/01/30	1,140	985,838
California GO 5.00%, 9/01/30	1,100	1,101,694
5.60%, 3/01/36	700	733,894
Series 2009 5.50%, 11/01/39	525	542,635
California Statewide CDA (Daughters of Charity Hlth Sys) 5.00%, 7/01/39	1,800	1,501,794
Series 2005A 5.25%, 7/01/30	215	196,037
Chino CFD CA #2009-1 6.75%, 9/01/40	1,000	1,002,820
Golden St Tobacco Sec CA (Golden St Tob Securitization) Series 2007A-1 5.125%, 6/01/47	1,735	1,205,460
Series A-1 5.75%, 6/01/47	2,070	1,593,631
Los Angeles CA Regl Arpts Impt Corp (American Airlines, Inc) Series 2002C 7.50%, 12/01/24	2,000	2,015,000
Los Angeles CA USD GO Series 2010 KRY 5.25%, 7/01/25(a)	1,000	1,094,690
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010 6.00%, 3/01/36(b)	450	443,565

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	33

High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A 6.00%, 9/01/30	$1,235	$1,233,864

		21,656,121

Colorado – 1.7%
Fitzsimons Vlg Met Dist #1 Series 2010A 7.50%, 3/01/40	1,500	1,503,885

Florida – 6.5%
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group) 5.00%, 11/15/22-11/15/32	2,600	2,260,494
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center) Series 2004 6.75%, 11/15/21	2,000	2,041,220
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ) Series 2005 5.00%, 10/15/35	1,640	1,482,658

		5,784,372

Illinois – 16.4%
Chicago IL GO 5.00%, 1/01/29(a)	3,000	3,109,110
Illinois Finance Auth (Elmhurst Mem Healthcare) 5.625%, 1/01/37	3,170	2,968,673
Illinois Finance Auth (Provena Health) Series B 6.00%, 5/01/34	2,025	1,967,389
Illinois Finance Auth (Swedish Covenant Hospital) 6.00%, 8/15/38	3,360	3,355,094
Matteson IL GO 8.00%, 12/01/29(c)	5,000	3,146,250

		14,546,516

Kentucky – 3.5%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys) Series 2010 A 6.00%, 6/01/30	3,065	3,134,576

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Louisiana – 6.2%
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation) 5.625%, 10/01/30	$1,200	$1,170,792
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation) Series 2010A 5.875%, 10/01/40	2,000	1,976,120
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn) 5.25%, 5/15/38	700	631,799
Series 2007A 5.375%, 5/15/43	1,000	902,680
Tobacco Settlement Financing Corp (Louisiana Tobacco Asset Sec) 5.875%, 5/15/39	800	770,376

		5,451,767

Massachusetts – 4.5%
Massachusetts Dev Fin Agy (Boston Architectural College) Series 2006 5.00%, 1/01/37	335	246,888
Massachusetts Port Auth (Delta Air Lines, Inc.) 5.50%, 1/01/19	4,005	3,720,125

		3,967,013

Michigan – 5.6%
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.25%, 7/01/30	1,480	1,238,686
5.75%, 7/01/25	875	817,040
6.00%, 7/01/35	1,310	1,175,725
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack – Pace) 8.00%, 4/01/30	1,195	1,196,470
Series 2010 8.00%, 4/01/40	500	494,340

		4,922,261

Minnesota – 5.0%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.) Series 2006A 6.00%, 12/01/46	1,775	1,592,885
St Paul Housing & Redev Auth (Healtheast) 6.00%, 11/15/30	1,000	957,920

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	35

High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington Cnty MN Hsg & Redev Auth (Healtheast) 5.50%, 11/15/27	$2,000	$1,849,580

		4,400,385

New Jersey – 0.4%
New Jersey EDA (Continental Airlines) Series 1999 6.25%, 9/15/19	375	362,104

New York – 3.5%
Nassau Cnty NY IDA (Amsterdam at Harborside) Series 2007 A 6.50%, 1/01/27	1,380	1,351,034
New York City IDA (American Airlines, Inc.) Series 2005 7.625%, 8/01/25	565	574,729
New York NY IDA (Amr Corp.) Series 2005 7.50%, 8/01/16	1,110	1,126,872
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	50,659

		3,103,294

Ohio – 3.7%
Buckeye OH Tob Stlmnt Fin Auth 5.375%, 6/01/24	440	414,093
Series A-2 5.875%, 6/01/30	3,400	2,868,308

		3,282,401

Pennsylvania – 2.8%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) 5.375%, 11/15/40	3,130	2,508,726

Rhode Island – 3.6%
Tobacco Settlement Financing Corp. (Rhode Island Tobacco Asset Sec) 6.25%, 6/01/42	3,320	3,174,152

Texas – 12.2%
Houston TX Arpt Sys (Continental Airlines) 6.125%, 7/15/27	20	17,842

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

6.75%, 7/01/29	$200	$200,332
7.00%, 7/01/29	3,585	3,625,044
Tarrant Cnty TX Cult Ed Fac Fin Corp (Northwest Sr Hsg Corp – Edgemore Proj) Series 2006A 6.00%, 11/15/36	2,000	1,891,160
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way) 8.00%, 11/15/28	2,000	1,979,000
Texas Private Acvty Bond Srfc Transp Corp (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	1,500	1,572,570
Texas St Pub Fin Auth Charter Sch Fin Corp (Cosmos Fndtn, Inc) Series 2010A 6.20%, 2/15/40(b)	1,500	1,500,000

		10,785,948

Washington – 1.2%
Washington St GO 5.00%, 8/01/28(a)	1,000	1,078,950

Wisconsin – 0.4%
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys) 5.125%, 8/15/26	400	370,180

Total Investments – 107.7% (cost $94,038,473)		95,326,479
Other assets less liabilities – (7.7)%		(6,845,097)

Net Assets – 100.0%		$88,481,382

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$2,500	3/17/22	SIFMA	*	3.072%	$20,471

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note L).

(b)	When-Issued or delayed delivery security.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	37

High Income Municipal Portfolio—Portfolio of Investments

Glossary:

CDA – Community Development Authority

CFD – Community Facilities District

EDA – Economic Development Agency

GO – General Obligation

IDA – Industrial Development Authority/Agency

USD – Unified School District

See notes to financial statements.

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

High Income Municipal Portfolio—Portfolio of Investments

NEW YORK PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 95.7%
New York – 80.2%
Albany NY IDA (St. Peter’s Hosp) Series A 5.75%, 11/15/22	$795	$822,435
Cattaraugus Cnty NY IDA Series 00A 6.50%, 7/01/30 (Prerefunded/ETM)	1,000	1,029,570
Cortland Cnty NY IDA (Cortland Memorial Hospital) RADIAN Series 02 5.25%, 7/01/32	2,700	2,613,951
Dutchess Cnty NY IDA (Bard College) 5.00%, 8/01/19-8/01/21	1,450	1,492,731
Erie Cnty NY GO NPFGC Series 05A 5.00%, 12/01/20	5,990	6,135,976
Erie Cnty NY IDA (Buffalo NY SD GO) AGM Series 04 5.75%, 5/01/25	1,400	1,502,298
Glen Cove NY IDA Series 92B Zero Coupon, 10/15/19 (Prerefunded/ETM)	11,745	8,670,042
Hempstead NY IDA (Adelphi Univ) Series 02 5.50%, 6/01/32	1,000	1,015,580
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg) Series 00 6.50%, 11/01/30	2,000	2,008,160
Long Island Pwr Auth NY AGM Series 01A 5.25%, 9/01/28 (Prerefunded/ETM)	10,000	10,648,500
NPFGC-RE Series 06A 5.00%, 12/01/19-12/01/24	8,300	8,787,673
Metropolitan Trnsp Auth NY Series 02 5.25%, 11/15/31	5,000	5,154,850
Series 02A 5.125%, 11/15/31	5,500	5,653,945
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax) Series A 5.25%, 11/15/30	10,000	10,312,100

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	39

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

NPFGC 5.00%, 11/15/18-11/15/21	$11,890	$13,013,677
Monroe Cnty NY IDA MFHR (Southview Towers Apts) Series 00 6.25%, 2/01/31	1,130	1,141,684
Montgomery Cnty NY IDA (New York St BOCES Prog) XLCA Series 05A 5.00%, 7/01/24	1,500	1,456,935
Nassau Cnty NY IDA (Amsterdam at Harborside) Series 2007 A 6.50%, 1/01/27	2,120	2,075,501
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee) AMBAC Series 05 5.00%, 11/15/30	10,000	10,149,300
New York NY GO 5.00%, 1/01/21	5,000	5,404,650
AGM Series 04E 5.00%, 11/01/21	4,000	4,304,040
Series 01B 5.50%, 12/01/31 (Prerefunded/ETM)	11,995	12,921,134
5.50%, 12/01/31	5	5,134
Series 03 5.75%, 3/01/15 (Prerefunded/ETM)	2,350	2,659,824
Series 04G 5.00%, 12/01/23	3,225	3,448,783
Series 04I 5.00%, 8/01/21	11,400	12,220,800
Series 05J 5.00%, 3/01/24	5,000	5,300,300
Series 1 5.75%, 3/01/17	420	458,997
XLCA Series 04I 5.00%, 8/01/18	10,000	10,969,600
New York NY HDC MFHR (New York NY HDC) Series 01C-2 5.40%, 11/01/33	3,030	3,040,272
Series 02A 5.50%, 11/01/34	1,250	1,253,675
NPFGC-RE Series 05P6-A 5.00%, 7/01/19	10,000	10,599,800
New York NY Hlth & Hosp Corp. AGM Series 02A 5.125%, 2/15/23	1,500	1,537,920

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AMBAC Series 03A 5.25%, 2/15/22	$5,700	$5,918,652
New York NY IDA (Airis JFK 1 LLC) Series 01A 5.50%, 7/01/28	9,000	7,478,280
New York NY IDA (Brooklyn Navy Yard Cogen) Series 97 5.75%, 10/01/36	3,000	2,310,390
New York NY IDA (Lycee Francais) Series 02C 6.80%, 6/01/28	2,500	2,621,850
New York NY IDA (Magen David Yeshivah) ACA Series 02 5.70%, 6/15/27	1,600	1,402,944
New York NY IDA (Spence School) 5.20%, 7/01/34	3,155	3,208,130
New York NY IDA (Staten Island Univ Hosp) Series 01B 6.375%, 7/01/31	1,905	1,908,772
New York NY IDA (Terminal One Group Assn) Series 05 5.50%, 1/01/24	800	812,352
New York NY Mun Wtr Fin Auth 5.00%, 6/15/27	14,410	15,649,692
Series 03A 5.00%, 6/15/27	1,000	1,047,730
Series CC 2008 5.125%, 6/15/30	10,300	10,992,469
New York NY Trnsl Fin Auth 5.00%, 11/01/24	5,000	5,415,700
Series 00B 6.00%, 11/15/29 (Prerefunded/ETM)	6,000	6,069,600
Series 02A 5.50%, 11/01/26(a)	5,000	5,319,400
NPFGC Series 03D 5.25%, 2/01/18	10,000	10,900,800
New York NY Trnsl Fin Auth (New York NY TFA Bldg Aid) NPFGC-RE 5.00%, 7/15/21	7,000	7,526,260

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	41

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York NY Trst for Cult Res (Museum of Modern Art) AMBAC Series 01D 5.125%, 7/01/31	$14,000	$14,321,440
New York St Dormitory Auth Series 02 5.00%, 7/01/32 (Prerefunded/ETM)	4,000	4,367,280
Series 02-34 5.20%, 2/01/32 (Prerefunded/ETM)	3,965	4,496,746
Series 04A 5.25%, 7/01/21 (Prerefunded/ETM)	575	664,309
New York St Dormitory Auth (Cabrini Westchester) 5.10%, 2/15/26	1,900	2,039,004
New York St Dormitory Auth (Cornell Univ) 5.00%, 7/01/25-7/01/29	4,465	4,913,255
Series 2008B 5.00%, 7/01/27	3,925	4,311,809
Series 2010B 5.00%, 7/01/24(b)	2,000	2,239,940
New York St Dormitory Auth (Eger Hlth and Rehab Ctr) Series 00 6.10%, 8/01/37	2,630	2,680,654
New York St Dormitory Auth (Leake and Watts Svcs) NPFGC Series 04 5.00%, 7/01/22-7/01/23	3,275	3,379,180
New York St Dormitory Auth (Maimonides Med Ctr) NPFGC Series 04 5.75%, 8/01/29	3,515	3,720,100
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr) NPFGC Series 03A 5.00%, 7/01/22	5,000	5,197,700
New York St Dormitory Auth (Montefiore Medical Center) NPFGC-RE Series 04 5.00%, 8/01/23	4,995	5,254,640
New York St Dormitory Auth (Mount Sinai-NYU Health Sys) Series 00 6.50%, 7/01/25	4,000	4,056,080
New York St Dormitory Auth (New York St BOCES Prog) AGM Series 04 5.00%, 8/15/23	3,175	3,270,790

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Dormitory Auth (New York St Pers Income Tax) 5.00%, 3/15/27	$2,350	$2,528,412
Series 07A 5.00%, 7/01/22	1,200	1,219,404
New York St Dormitory Auth (New York Univ) NPFGC-RE Series 04A 5.00%, 7/01/24	2,240	2,347,587
New York St Dormitory Auth (North Shore – LIJ Hospital) 5.00%, 5/01/22	1,405	1,445,871
New York St Dormitory Auth (NYU Hosp Center) Series B 5.25%, 7/01/24	765	784,194
New York St Dormitory Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21	1,240	1,303,042
New York St Dormitory Auth (Ozanam Hall Queens Nursing) 5.00%, 11/01/21	1,000	1,008,810
New York St Dormitory Auth (Rochester Inst of Technology) 5.75%, 7/01/24	5,165	5,701,437
New York St Dormitory Auth (SS Joachim & Anne Residence) Series 02 5.25%, 7/01/27	1,000	968,080
New York St Dormitory Auth (Univ of Rochester) Series 04A 5.25%, 7/01/23-7/01/24	1,250	1,308,856
New York St Dormitory Auth (Westchester Cnty NY Lease Court) Series 06A 5.00%, 8/01/17	9,510	10,613,065
New York St Energy Res & Dev Auth (Long Island Lighting Co.) Series 95A 5.30%, 8/01/25	7,500	7,527,525
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth) 5.00%, 6/15/29	2,000	2,177,060
New York St Liberty Corp. (National Sports Museum Proj) 6.125%, 2/15/19(c)(d)	792	2,376

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	43

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Mortgage Agy SFMR (New York St Mortgage Agy) Series 01-29 5.45%, 4/01/31	$9,000	$9,007,290
Series 01-31A 5.30%, 10/01/31	8,500	8,502,550
Series 82 5.65%, 4/01/30	2,245	2,305,278
New York St Pwr Auth NPFGC 5.00%, 11/15/21	3,000	3,343,830
NPFGC Series C 5.00%, 11/15/19	680	768,584
New York St Thruway Auth (New York St Pers Income Tax) 5.00%, 3/15/26-3/15/27	11,000	11,909,970
AMBAC Series 04A 5.00%, 3/15/24	5,000	5,321,500
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg) AMBAC Series 05B 5.00%, 4/01/21	7,500	8,118,600
NPFGC-RE Series 05B 5.00%, 4/01/17	12,750	14,297,212
New York St UDC Series 02A 5.25%, 3/15/32 (Prerefunded/ETM)	3,945	4,280,128
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport) NPFGC 5.625%, 4/01/29	2,500	2,504,100
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.) Series 99 6.25%, 12/01/34	2,000	2,006,060
Onondaga Cnty NY IDA (Bristol- Myers Squibb) 5.75%, 3/01/24	4,000	4,483,840
Onondaga Cnty NY IDA (Cargo Acquisition Group) Series 02 6.125%, 1/01/32	1,000	929,290
Port Authority of NY & NJ (JFK Airport Intl Arrival Term) NPFGC Series 97-6 5.75%, 12/01/22	6,820	6,819,386

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sachem NY CSD GO NPFGC-RE 5.00%, 10/15/21-10/15/22	$5,415	$5,987,110
Seneca Cnty NY IDA (New York Chiropractic College) 5.00%, 10/01/27	925	908,091
Spencerport NY USD GO NPFGC Series 02 5.00%, 6/15/21 (Prerefunded/ETM)	2,500	2,627,925
Suffolk Cnty NY IDA (New York Institute of Technology) 5.00%, 3/01/26	1,150	1,165,146
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) Series 03A-1 5.50%, 6/01/14	1,290	1,293,934
Triborough Brdg & Tunl Auth NY 5.00%, 11/15/24-11/15/26	16,715	18,067,690
Troy NY Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010A 5.00%, 9/01/30	3,000	3,055,530
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.) 6.00%, 9/15/27	1,175	993,263
Yonkers NY IDA (Malotz Skilled Nursing Fac) NPFGC Series 99 5.65%, 2/01/39	700	705,327

		479,643,138

Arizona – 0.3%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	935	721,175
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,000	973,470

		1,694,645

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	2,110	2,349,780

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	45

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 1.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	$5,500	$5,501,485
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(c)(d)	1,075	430,000
Series 02B 6.625%, 5/01/33(c)(d)	460	184,768
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	765	701,834
Marshall Creek CDD FL Series 02A 6.625%, 5/01/32	920	736,552
Midtown Miami CDD FL Series 04A 6.00%, 5/01/24	2,280	2,164,245

		9,718,884

Georgia – 0.1%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	464,000

Guam – 0.1%
Guam Wtrworks Auth COP Series 05 6.00%, 7/01/25 (Prerefunded/ETM)	500	515,115

Illinois – 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	1,316	1,106,861

Nevada – 0.2%
Clark Cnty NV SID No. 142 (Clark Cnty NV SID No.142 Mtns Edg) Series 03 6.10%, 8/01/18	1,420	1,385,792

Ohio – 0.2%
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	1,200	1,037,340

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 8.8%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	$2,085	$2,166,148
5.375%, 7/01/24	5,225	5,552,242
Series 08WW 5.375%, 7/01/23	405	431,791
XLCA Series 02-1 5.25%, 7/01/22 (Prerefunded/ETM)	10,000	11,070,100
Puerto Rico GO 5.25%, 7/01/23	1,600	1,649,920
Series 01A 5.50%, 7/01/19	915	987,971
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	537,395
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Prerefunded/ETM)	3,420	3,843,670
5.00%, 12/01/20	1,795	1,891,409
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,495	1,543,617
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01A 5.20%, 12/01/33	1,615	1,621,783
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A 5.25%, 8/01/23	935	953,784
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	15,000	15,970,800
Univ of Puerto Rico 5.00%, 6/01/22	255	259,261
Series 06Q 5.00%, 6/01/20	4,225	4,329,231

		52,809,122

Texas – 3.2%
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	7,940	8,331,760
Texas Trnsp Comm (Texas St Hwy Fund First Tier) Series 2007 5.00%, 4/01/24	10,000	10,925,600

		19,257,360

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	47

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia – 0.4%
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	$167	$167,146
Broad Street CDA VA Series 03 7.50%, 6/01/33	2,680	2,443,195

		2,610,341

Total Long-Term Municipal Bonds (cost $554,062,129)		572,592,378

SHORT-TERM MUNICIPAL NOTES – 3.1%
New York – 3.1%
Long Island Pwr Auth NY Series 3B 0.24%, 5/01/33(e)	1,600	1,600,000
Metropolitan Trnsp Auth NY 0.22%, 11/01/26(e)	400	400,000
New York NY GO 0.24%, 8/01/17-8/01/20(e)	3,400	3,400,000
New York NY Trnsl Fin Auth 0.23%, 11/01/22(e)	1,800	1,800,000
0.24%, 11/01/22(e)	2,385	2,385,000
Series B 0.24%, 2/01/31(e)	4,700	4,700,000
Series 02-Subserv 3E 0.24%, 8/01/31(e)	800	800,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts) 0.23%, 12/01/35(e)	700	700,000
New York St Dormitory Auth (Univ of Rochester) Series 2008 0.24%, 7/01/31(e)	800	800,000
Port Authority of NY & NJ 0.26%, 6/01/20(e)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $18,585,000)		18,585,000

Total Investments – 98.8% (cost $572,647,129)		591,177,378
Other assets less liabilities – 1.2%		6,991,396

Net Assets – 100.0%		$598,168,774

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	SIFMA	*	4.108%	$227,646
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(444,728)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%	347,973

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2010.

(b)	When-Issued or delayed delivery security.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of April 30, 2010, the Portfolio held 31.0% of net assets in insured bonds(of this amount 7.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

CSD – Central/Community School District

ETM – Escrowed to Maturity

GO – General Obligation

HDC – Housing Development Corporation

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SID – Special Improvement District

SSA – Special Services Area

UDC – Urban Development Corporation

USD – Unified School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	49

New York Portfolio—Portfolio of Investments

CALIFORNIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.1%
Long-Term Municipal Bonds – 100.1%
California – 93.0%
Acalanes CA UHSD GO AGM Series 05B 5.25%, 8/01/24	$5,000	$5,397,850
Banning CA Util Auth Wtr NPFGC-RE Series 05 5.25%, 11/01/30	8,405	8,437,023
Bay Area Infra Fin Auth (California St Acceleration Nts) NPFGC-RE 5.00%, 8/01/17	6,000	6,219,420
Bay Area Toll Auth CA Series 2009F1 5.25%, 4/01/27	7,500	8,131,950
Beaumont CA Fing Auth AMBAC Series C 5.00%, 9/01/26	3,305	2,963,759
Butte-Glenn CCD CA GO NPFGC Series 05B 5.00%, 8/01/25	3,620	3,746,085
California Dept Vets Aff SFMR AMBAC Series 02A 5.35%, 12/01/27	22,320	22,538,959
California Dept Wtr Res Wtr 5.00%, 12/01/24	5,000	5,515,950
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	5,725	6,375,589
California Ed Fac Auth (California Clg of Arts) Series 01 5.875%, 6/01/30	2,200	2,120,866
California Ed Fac Auth (Univ of The Pacific) 5.00%, 11/01/21	990	1,027,967
Series 04 5.00%, 11/01/20	1,000	1,041,130
5.25%, 5/01/34	1,000	1,009,530
California GO 5.00%, 8/01/22-2/01/32	21,600	21,882,264
5.125%, 6/01/31	20	20,035
5.25%, 2/01/30 (Prerefunded/ETM)	45	48,614
5.25%, 2/01/30-4/01/30	10,475	10,539,748
5.30%, 4/01/29	5	5,075

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 03 5.25%, 2/01/24	$3,500	$3,620,680
NPFGC 5.00%, 6/01/18	5,000	5,443,250
NPFGC Series 03 5.25%, 2/01/16	2,050	2,201,639
California HFA MFHR (California HFA) AMBAC Series 95A 6.25%, 2/01/37	1,235	1,235,716
California HFA SFMR (California HFA) Series 99A-2 5.25%, 8/01/26	1,705	1,588,208
California Hlth Fac Fin Auth (Catholic Healthcare West) Series G 5.50%, 7/01/25	3,180	3,265,892
California Hlth Fac Fin Auth (Cottage Healthcare Sys) NPFGC Series 03B 5.00%, 11/01/23	2,500	2,478,225
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp) AMBAC Series 03C 5.00%, 8/15/21	3,365	3,487,116
California Infra & Eco Dev Bk (Kaiser Permanente) Series 01A 5.55%, 8/01/31	18,000	18,035,280
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.) NPFGC Series 96A 5.35%, 12/01/16	15,500	16,099,230
California Poll Cntl Fin Auth (Southern CA Edison Co.) NPFGC Series 99C 5.55%, 9/01/31	7,950	7,717,303
California Poll Cntl Fin Auth (Tracy Material Recovery) ACA Series 99A 5.70%, 8/01/14	3,670	3,631,502
California Pub Wks Brd (CA Lease Mental Hlth Coalinga) Series 04A 5.50%, 6/01/22-6/01/23	6,790	6,962,325

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	51

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Pub Wks Brd (CA Lease Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	$4,270	$3,993,005
California Pub Wks Brd (Univ of California Lease) Series 04F 5.00%, 11/01/26	8,065	8,440,587
Series 05C 5.00%, 4/01/23	3,130	3,289,411
California Rural Home Mtg Series 00B 6.25%, 12/01/31	70	70,802
Series 00D 6.00%, 12/01/31	195	199,368
California State Univ AMBAC Series A 5.00%, 11/01/19	6,025	6,495,432
NPFGC-RE Series 03A 5.00%, 11/01/22	6,000	6,288,060
California Statewide CDA (Saint Mark’s School) Series 01 6.75%, 6/01/28	2,345	2,402,734
California Statewide CDA (San Diego Space/Sci Fdtn) Series 96 7.50%, 12/01/16	1,860	1,890,709
California Statewide CDA MFHR (Highland Creek Apts) Series 01K 5.40%, 4/01/34	5,745	5,851,857
California Statewide CDA MFHR (Santa Paula Village Apts) Series 98D 5.43%, 5/01/28	2,005	2,005,281
Capistrano CA USD GO AGM Series 01B Zero Coupon, 8/01/25	8,000	3,268,960
NPFGC-RE Series 00A 6.00%, 8/01/24	1,550	1,579,218
Castaic Lake CA Wtr Agy AMBAC Series 04A 5.00%, 8/01/16-8/01/18	4,325	4,599,826
NPFGC Series 01A 5.20%, 8/01/30	1,625	1,642,891

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B) AMBAC Series 01B 5.25%, 9/01/30	$4,960	$4,704,411
Chino Hills CA CFD #10 (Chino Hls CA CFD #10 Fairfield) Series 00 6.95%, 9/01/30	5,200	5,260,892
Coachella Valley CA USD COP AMBAC 5.00%, 9/01/23	2,500	2,466,350
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr) XLCA Series 04 5.00%, 10/01/34	2,015	1,594,490
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen) Series 98 5.875%, 9/01/23	5,680	5,680,361
E CA Mun Wtr Dist CFD #2001-01A Series 02 6.40%, 9/01/32	3,550	3,272,036
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj) RADIAN Series 05A 5.00%, 10/01/25	5,070	4,531,718
El Centro CA Fin Auth (El Centro Reg Med Center) Series 01 5.375%, 3/01/26	18,000	17,894,340
Encinitas Ranch CA Golf Auth Series 04 5.50%, 9/01/23-9/01/24	1,110	978,952
5.60%, 9/01/26	1,000	870,210
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End) Series B 6.50%, 9/01/28	8,250	8,274,502
Fontana CA Pub Fin Auth (North Fontana CA Redev Area) AMBAC Series 03A 5.50%, 9/01/32	5,200	5,120,752
Fremont CA USD GO AGM Series 05B 5.00%, 8/01/26	1,745	1,828,324
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj) XLCA Series 04A 5.25%, 10/01/21-10/01/24	3,425	3,518,109
5.375%, 10/01/17	1,315	1,391,678

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	53

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fullerton CA Redev Agy RADIAN 5.00%, 4/01/21	$3,250	$3,255,493
Gilroy CA USD GO NPFGC-RE 5.00%, 8/01/27	1,500	1,524,075
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc) AGM Series 04A 5.25%, 9/01/17	1,000	1,094,410
Jurupa CA USD GO NPFGC-RE Series 04 5.00%, 8/01/22	1,340	1,363,932
Kaweah Delta CA Hlthcare NPFGC Series 04 5.25%, 8/01/25-8/01/26	3,780	3,800,782
La Verne CA CFD #88-1 Series 98 5.875%, 3/01/14	2,820	2,828,178
Lammersville CA SD CFD #2002 Series 02 6.375%, 9/01/32	4,250	4,034,228
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr) XLCA Series 04 5.00%, 12/01/23	2,995	2,937,836
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	2,000	1,883,260
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium) AMBAC Series 01 5.25%, 11/01/30	6,500	5,851,560
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill) Series 04L 5.00%, 3/01/17	2,565	2,564,820
5.10%, 3/01/19	1,350	1,330,128
Los Angeles CA Dept Arpts (Los Angeles Intl Airpot) Series 2009A 5.25%, 5/15/29	8,340	8,882,517
Los Angeles CA Dept W&P Pwr AMBAC 5.00%, 7/01/24	5,250	5,685,697

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Los Angeles CA Harbor Dept 5.00%, 8/01/26	$21,450	$22,785,262
Los Angeles CA MFHR (Park Plaza West Apts) 5.50%, 1/20/43	5,000	5,012,650
Los Angeles CA USD GO Series 2010 KRY 5.25%, 7/01/25(a)	8,000	8,757,520
AMBAC Series B 5.00%, 7/01/19-7/01/21	13,685	14,918,863
Marin CA Muni Wtr Dist AMBAC Series 04 5.25%, 7/01/20	3,040	3,097,669
Murrieta Vly CA USD GO AGM Series 05B 5.125%, 9/01/29	1,500	1,528,200
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010 5.875%, 3/01/32(b)	1,580	1,561,672
6.00%, 3/01/36(b)	1,225	1,207,483
AMBAC Series 05 5.00%, 3/01/26	1,900	1,808,743
RADIAN Series 04 5.00%, 3/01/24	3,060	2,756,356
Oakland CA USD GO NPFGC Series 05 5.00%, 8/01/25	7,455	7,298,818
NPFGC-RE 5.00%, 8/01/22	8,975	9,077,584
Ontario CA AD #107 (Ontario CA AD #107 CA Comm Ctr) 7.70%, 9/02/10	880	893,200
Ontario CA COP NPFGC Series 04 5.25%, 7/01/21	1,700	1,783,181
Orange Cnty CA COP AMBAC 6.00%, 6/01/21 (Prerefunded/ETM)	945	1,102,843
Palm Springs CA COP Series 91B Zero Coupon, 4/15/21 (Prerefunded/ETM)	37,500	24,678,000
Palmdale CA Wtr Dist NPFGC-RE Series 04 5.00%, 10/01/24	1,775	1,808,619
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj) NPFGC Series 03A 5.00%, 8/01/21	6,410	6,436,089

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	55

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Placentia-Yorba Lnda CA USD GO (Placentia-Yorba Lnda USD CA GO) NPFGC-RE Series 06 5.00%, 10/01/27	$4,200	$4,358,760
Port of Oakland CA 5.375%, 11/01/27 (Prerefunded/ETM)	280	308,000
NPFGC-RE Series 02L 5.375%, 11/01/27	2,220	2,186,611
Poway CA Redev Agy (Poway CA Redev Spl Tax Paguay) AMBAC Series 01 5.375%, 12/15/31	5,680	5,229,974
Rancho Cordova CA COP XLCA Series 05 5.00%, 2/01/24 (Prerefunded/ETM)	2,645	3,027,758
Redding CA Elec Sys COP NPFGC Series 92A 11.564%, 7/01/22 (Prerefunded/ETM)(c)(d)	1,365	1,804,148
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A 5.75%, 9/01/24-9/01/25	1,985	1,990,582
6.00%, 9/01/30	1,395	1,393,717
Riverside CA CCD GO NPFGC Series C 5.00%, 8/01/25	1,720	1,810,506
Riverside Cnty CA PFA (Riverside Cnty CA Tax Alloc) XLCA Series 04 5.00%, 10/01/23-10/01/35	4,430	3,953,682
Rocklin CA USD CFD #1 NPFGC Series 04 5.00%, 9/01/25	1,000	978,980
Roseville CA CFD #1 (Roseville CA CFD #1 NC Rsevlle) Series 99-A 5.80%, 9/01/17	6,050	6,109,895
Roseville CA HSD GO (Roseville HSD CA GO) Series 01E 5.25%, 8/01/26	2,435	2,511,508
Sacramento CA Mun Util Dist NPFGC Series 03S 5.00%, 11/15/17	5,000	5,294,500
NPFGC Series 04R-289-2 5.00%, 8/15/17	10,000	10,549,000
Sacramento CA USD GO Series 04D 5.25%, 7/01/22-7/01/23	5,980	6,272,153

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AGM Series 04D 5.25%, 7/01/21	$2,545	$2,679,961
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts) Series 00B 6.00%, 2/01/33	5,300	5,381,461
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts) Series 00H 5.70%, 3/01/34	2,875	2,941,096
San Bernardino CA SFMR Series 01-A1 6.35%, 7/01/34(e)	455	459,800
San Bernardino Cnty CA CFD #2002-1 Series 02-1 5.90%, 9/01/33	4,750	4,458,350
San Bernardino Cnty CA COP Series 2009 5.25%, 8/01/26	1,635	1,629,555
San Diego CA Hsg Auth MFHR Series 98C 5.25%, 1/20/40	6,105	6,104,512
San Diego CA Hsg Auth MFHR (Vista La Rosa Apts) Series 00A 6.00%, 7/20/41	10,230	10,396,237
San Diego CA USD GO NPFGC Series 04E-1 5.00%, 7/01/23-7/01/24	3,240	3,473,175
San Diego Cnty CA COP (San Diego Cnty CA COP Bishop) Series 04A 5.50%, 9/01/44	5,000	4,748,800
San Diego Cnty CA Wtr Auth COP AGM Series A 5.00%, 5/01/27	3,500	3,671,395
San Francisco City/ Cnty CA Arpt Commn (SFO Fuel Co. LLC) Series 00A 6.125%, 1/01/27	1,480	1,478,476
San Joaquin Hls Trnsp Corr CA Series 93 Zero Coupon, 1/01/20 (Prerefunded/ETM)	20,000	14,200,200
Zero Coupon, 1/01/21 (Prerefunded/ETM)	20,000	13,450,800
Zero Coupon, 1/01/23 (Prerefunded/ETM)	25,000	15,151,000
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA) NPFGC Series A Zero Coupon, 1/15/36	47,415	5,954,850

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	57

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Jose CA Redev Agy (San Jose CA Redev Merged Proj) NPFGC Series 04A 5.25%, 8/01/19	$5,000	$5,139,000
San Mateo Cnty CA CCD COP NPFGC Series 04 5.25%, 10/01/20 (Prerefunded/ETM)	1,870	2,177,409
Santa Ana CA USD GO Series 2008A 5.25%, 8/01/28	5,400	5,698,674
Santa Margarita CA WD CFD #99-1 6.25%, 9/01/29	8,420	8,450,817
Semitropic Wtr Dist CA XLCA Series 04A 5.50%, 12/01/23	1,640	1,767,362
South Gate CA PFA (South Gate CA Tax Alloc) XLCA Series 02 5.125%, 9/01/24	1,800	1,660,194
Southern CA Pub Pwr Auth 5.00%, 7/01/23	3,200	3,471,008
Southwestern CA CCD GO NPFGC Series 05 5.00%, 8/01/24	1,000	1,064,510
Stockton CA PFA (Stockton CA Redev Projs) RADIAN Series 06A 5.00%, 9/01/17	2,285	2,254,564
Stockton CA Pub Fin Auth (Stockton CA Redev Projs) RADIAN Series 06A 5.00%, 9/01/21	2,775	2,609,915
Tejon Ranch CA Pub Fac Fin CFD #1 Series 00A 7.20%, 9/01/30	9,810	9,944,729
Series 03 6.125%, 9/01/27	1,000	970,330
6.20%, 9/01/33	2,375	2,248,698
Torrance CA COP (Torrance CA COP Pub Impt) AMBAC Series 05B 5.00%, 6/01/24	3,365	3,513,329
Univ of California Series K 5.00%, 5/15/21	5,525	6,041,311
AGM Series 05B 5.00%, 5/15/24	5,000	5,315,050
West Contra Costa CA Hlth Dist AMBAC Series 04 5.375%, 7/01/21-7/01/24	4,720	4,938,374

		686,967,830

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$1,325	$1,021,986

Florida – 0.1%
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(f)(g)	1,535	614,000
Series 02B 6.625%, 5/01/33(f)(g)	655	263,094

		877,094

Nevada – 0.3%
Henderson NV LID # T-14 Series A 5.00%, 3/01/22	2,565	2,458,758

Puerto Rico – 6.5%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series A 5.00%, 7/01/17	10,730	11,333,777
Puerto Rico GO 5.25%, 7/01/23	3,000	3,093,600
Series 01A 5.50%, 7/01/19	1,880	2,029,930
Series 03A 5.25%, 7/01/23	800	819,544
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	537,395
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	295	304,593
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	21,000	22,359,120
Univ of Puerto Rico 5.00%, 6/01/18	4,930	5,104,571
Series 06Q 5.00%, 6/01/19	2,490	2,564,750

		48,147,280

Total Investments – 100.1% (cost $717,606,762)		739,472,948
Other assets less liabilities – (0.1)%		(823,111)

Net Assets – 100.0%		$738,649,837

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	59

California Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$6,500	1/25/26	SIFMA	*	4.108%		$672,591
Merrill Lynch	2,800	10/1/16	SIFMA	*	4.147%		314,298
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.128%		338,222
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(1,470,752)
Merrill Lynch	10,200	8/9/26	4.063%		SIFMA	*	(1,081,558)
Merrill Lynch	15,000	11/15/26	4.378%		SIFMA	*	(2,174,712)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(b)	When-Issued or delayed delivery security.

(c)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Variable rate coupon, rate shown as of April 30, 2010.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2010.

(f)	Illiquid security.

(g)	Security is in default and is non-income producing.

As of April 30, 2010, the Portfolio held 43.1% of net assets in insured bonds (of this amount 2.6% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AD – Assessment District

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

CRA – Community Redevelopment Agency

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

HSD – High School District

LID – Local Improvement District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PFA – Public Finance Authority

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

UHSD – Unified/Union High School District

USD – Unified School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2010 (unaudited)

	National		High Income
Assets
Investments in securities, at value (cost $839,375,465 and $94,038,473, respectively)	$844,519,668		$95,326,479
Cash	11,570,472		– 0	–
Interest receivable	14,528,916		1,685,623
Receivable for capital stock sold	4,108,935		5,849,194
Unrealized appreciation on interest rate swap contracts	947,835		20,471
Receivable for investment securities sold	350,000		– 0	–
Receivable due from Adviser	– 0	–	13,556
Prepaid expenses	– 0	–	101,583

Total assets	876,025,826		102,996,906

Liabilities
Due to custodian	– 0	–	1,531,484
Payable for floating rate notes issued(a)	8,000,000		2,555,000
Payable for capital stock redeemed	2,775,302		68,293
Dividends payable	1,145,091		136,607
Unrealized depreciation on interest rate swap contracts	616,030		– 0	–
Distribution fee payable	302,431		20,986
Advisory fee payable	250,517		– 0	–
Administrative fee payable	36,469		– 0	–
Transfer Agent fee payable	20,938		3,705
Payable for investment securities purchased	– 0	–	9,991,485
Accrued expenses and other liabilities	171,991		207,964

Total liabilities	13,318,769		14,515,524

Net Assets	$862,707,057		$88,481,382

Composition of Net Assets
Capital stock, at par	$88,152		$8,702
Additional paid-in capital	878,916,467		87,067,049
Distributions in excess of net investment income	(467,295)		(32,945)
Accumulated net realized gain (loss) on investment transactions	(21,306,275)		130,099
Net unrealized appreciation of investments	5,476,008		1,308,477

	$862,707,057		$88,481,382

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

National Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$653,550,288	66,767,551	$9.79	*

Class B	$15,705,533	1,606,618	$9.78

Class C	$137,259,824	14,036,717	$9.78

Advisor Class	$56,191,412	5,740,735	$9.79

High Income Portfolio
Class A	$51,052,742	5,019,835	$10.17	*

Class C	$22,777,485	2,241,057	$10.16

Advisor Class	$14,651,155	1,441,453	$10.16

*	The maximum offering price per share for Class A of National Portfolio and High Income Portfolio were $10.09 and $10.48, respectively, which reflects a sales charge of 3.00%.

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note L).

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	61

Statement of Assets & Liabilities

	New York		California
Assets
Investments in securities, at value (cost $572,647,129 and $717,606,762, respectively)	$591,177,378		$739,472,948
Cash	7,052,766		680,775
Interest receivable	8,771,665		9,648,041
Receivable for capital stock sold	2,535,660		1,950,698
Unrealized appreciation on interest rate swap contracts	575,619		1,325,111
Receivable for investment securities sold	370,000		30,000

Total assets	610,483,088		753,107,573

Liabilities
Payable for investment securities purchased	8,701,049		2,758,775
Payable for capital stock redeemed	1,946,500		836,051
Dividends payable	710,486		989,412
Unrealized depreciation on interest rate swap contracts	444,728		4,727,022
Distribution fee payable	219,482		265,786
Advisory fee payable	176,665		228,131
Administrative fee payable	28,984		32,741
Transfer Agent fee payable	12,397		12,134
Payable for floating rate notes issued(a)	– 0	–	4,445,000
Accrued expenses	74,023		162,684

Total liabilities	12,314,314		14,457,736

Net Assets	$598,168,774		$738,649,837

Composition of Net Assets
Capital stock, at par	$60,813		$69,070
Additional paid-in capital	584,351,004		721,494,452
Distributions in excess of net investment income	(372,591)		(35,196)
Accumulated net realized loss on investment transactions	(4,531,592)		(1,342,764)
Net unrealized appreciation of investments	18,661,140		18,464,275

	$598,168,774		$738,649,837

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

New York Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$483,597,169	49,157,490	$9.84	*

Class B	$30,215,675	3,075,393	$9.82

Class C	$75,690,118	7,699,186	$9.83

Advisor Class	$8,665,812	880,687	$9.84

California Portfolio
Class A	$603,392,884	56,419,618	$10.69	*

Class B	$6,619,083	618,950	$10.69

Class C	$117,082,481	10,950,520	$10.69

Advisor Class	$11,555,389	1,080,500	$10.69

*	The maximum offering price per share for Class A of New York Portfolio and California Portfolio were $10.14 and $11.02 respectively, which reflects a sales charge of 3.00%.

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note L).

See notes to financial statements.

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

	National		High Income(a)
Investment Income
Interest	$20,778,317		$478,096

Expenses
Advisory fee (see Note B)	1,898,060		44,255
Distribution fee – Class A	965,584		11,380
Distribution fee – Class B	89,177		—
Distribution fee – Class C	671,185		17,598
Transfer agency – Class A	161,605		1,898
Transfer agency – Class B	6,081		—
Transfer agency – Class C	36,350		977
Transfer agency – Advisor Class	12,069		3,365
Custodian	107,566		23,808
Administrative	57,468		28,405
Registration fees	50,218		20,736
Legal	31,096		7,008
Printing	30,969		4,992
Audit	23,387		20,544
Directors’ fees	8,441		2,976
Amortization of offering expense	– 0	–	36,288
Miscellaneous	16,410		3,455

Total expenses before interest expense	4,165,666		227,685
Interest expense	6,189		2,209

Total expenses	4,171,855		229,894
Less: expense waived and reimbursed by the Adviser (see Note B)	(541,660)		(191,918)

Net expenses	3,630,195		37,976

Net investment income	17,148,122		440,120

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	2,265,923		(3,818)
Swap contracts	100,807		133,917
Net change in unrealized appreciation/depreciation of:
Investments	12,451,615		1,288,006
Swap contracts	21,254		20,471

Net gain on investment transactions	14,839,599		1,438,576

Net Increase in Net Assets from Operations	$31,987,721		$1,878,696

(a)	The High Income Portfolio commenced operations on January 26, 2010.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	63

Statement of Operations

	New York		California
Investment Income
Interest	$13,191,655		$19,033,860

Expenses
Advisory fee (see Note B)	1,300,157		1,674,415
Distribution fee – Class A	696,825		913,775
Distribution fee – Class B	172,643		38,356
Distribution fee – Class C	355,476		586,913
Transfer agency – Class A	91,639		103,639
Transfer agency – Class B	9,459		2,040
Transfer agency – Class C	15,352		21,808
Transfer agency – Advisor Class	1,505		1,687
Custodian	71,243		83,990
Administrative	43,569		45,492
Audit	22,555		24,101
Printing	19,326		22,336
Legal	16,408		19,411
Registration fees	13,180		13,850
Directors’ fees	8,178		7,530
Miscellaneous	11,207		16,003

Total expenses before interest expense	2,848,722		3,575,346
Interest expense	– 0	–	6,901

Total expenses	2,848,722		3,582,247
Less: advisory fee waived (see Note B)	(323,621)		(361,887)

Net expenses	2,525,101		3,220,360

Net investment income	10,666,554		15,813,500

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	9,917		3,703,570
Swap contracts	25,331		(538,796)
Net change in unrealized appreciation/depreciation of:
Investments	8,741,097		9,313,948
Swap contracts	(16,530)		156,121

Net gain on investment transactions	8,759,815		12,634,843

Net Increase in Net Assets from Operations	$19,426,369		$28,448,343

See notes to financial statements.

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	National
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase in Net Assets from Operations
Net investment income	$17,148,122	$26,315,495
Net realized gain on investment transactions	2,366,730	505,784
Net change in unrealized appreciation/depreciation of investments	12,472,869	52,008,603

Net increase in net assets from operations	31,987,721	78,829,882
Dividends to Shareholders from
Net investment income
Class A	(13,513,851)	(21,693,292)
Class B	(312,858)	(635,294)
Class C	(2,351,674)	(3,425,176)
Advisor Class	(1,071,684)	(819,510)
Capital Stock Transactions
Net increase	14,939,957	298,703,308
Capital Contributions
Proceeds from third party regulatory settlement (see Note E)	2,424	7,266

Total increase	29,680,035	350,967,184
Net Assets
Beginning of period	833,027,022	482,059,838

End of period (including distributions in excess of net investment income of ($467,295) and ($365,350), respectively)	$862,707,057	$833,027,022

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	65

Statement of Changes in Net Assets

	High Income
	January 26, 2010(a) to April 30, 2010 (unaudited)
Increase in Net Assets from Operations
Net investment income	$440,120
Net realized gain on investment transactions	130,099
Net change in unrealized appreciation/depreciation of investments	1,308,477

Net increase in net assets from operations	1,878,696
Dividends to Shareholders from
Net investment income
Class A	(216,995)
Class C	(89,694)
Advisor Class	(166,376)
Capital Stock Transactions
Net increase	87,075,751

Total increase	88,481,382
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($32,945))	$88,481,382

(a)	Commencement of operations.

See notes to financial statements.

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

	New York
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,666,554	$19,954,908
Net realized gain (loss) on investment transactions	35,248	(552,788)
Net change in unrealized appreciation/depreciation of investments	8,724,567	36,901,874

Net increase in net assets from operations	19,426,369	56,303,994
Dividends to Shareholders from
Net investment income
Class A	(8,882,060)	(16,481,954)
Class B	(541,313)	(1,420,056)
Class C	(1,109,820)	(1,858,097)
Advisor Class	(157,259)	(239,350)
Capital Stock Transactions
Net increase	33,010,604	50,905,031

Total increase	41,746,521	87,209,568
Net Assets
Beginning of period	556,422,253	469,212,685

End of period (including distributions in excess of net investment income of ($372,591) and ($348,693), respectively)	$598,168,774	$556,422,253

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	67

Statement of Changes in Net Assets

	California
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Increase in Net Assets from Operations
Net investment income	$15,813,500	$32,296,625
Net realized gain on investment transactions	3,164,774	6,816,270
Net change in unrealized appreciation/depreciation of investments	9,470,069	38,723,619

Net increase in net assets from operations	28,448,343	77,836,514
Dividends to Shareholders from
Net investment income
Class A	(12,840,874)	(26,400,826)
Class B	(134,794)	(471,927)
Class C	(2,064,721)	(4,222,781)
Advisor Class	(224,764)	(188,821)
Capital Stock Transactions
Net increase (decrease)	(21,117,694)	27,638,072

Total increase (decrease)	(7,934,504)	74,190,231
Net Assets
Beginning of period	746,584,341	672,394,110

End of period (including distributions in excess of net investment income of ($35,196) and ($583,543), respectively)	$738,649,837	$746,584,341

See notes to financial statements.

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified National Portfolio, High Income Municipal Portfolio, New York Portfolio and California Portfolio (the “Portfolios”). The California Portfolio II, formerly a series of the Fund, was acquired by the California Portfolio and ceased operations on January 23, 2009. The National II Portfolio, formerly a series of the Fund, was acquired by the National Portfolio and ceased operations on June 26, 2009. The High Income Municipal Portfolio (“High Income Portfolio”) commenced operations on January 26, 2010. Each series is considered to be a separate entity for financial reporting and tax purposes. The National Portfolio, New York Portfolio and California Portfolio offer Class A, Class B, and Class C shares. Effective August 6, 2008, the National Portfolio, New York Portfolio and California Portfolio also offer Advisor Class Shares. The High Income Portfolio offers Class A, Class C, and Advisor Class shares. Through September 30, 2009, Class A shares were sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Effective October 1, 2009, the Portfolios Class A shares are sold with a reduced front-end sales charge of up to 3% for purchases of up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more effective October 1, 2009), Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	69

Notes to Financial Statements

assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of April 30, 2010:

National Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$844,519,668	$—	$844,519,668

Total Investments in Securities	—	844,519,668	—	844,519,668
Other Financial Instruments*:
Assets	—	947,835	—	947,835
Liabilities	—	(616,030)	—	(616,030)

Total	$—	$844,851,473	$—	$844,851,473

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	71

Notes to Financial Statements

High Income Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$95,326,479	$—	$95,326,479

Total Investments in Securities	—	95,326,479	—	95,326,479
Other Financial Instruments*:
Assets	—	20,471	—	20,471
Liabilities	—	—	—	—

Total	$—	$95,346,950	$—	$95,346,950

New York Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$572,592,378	$—	$572,592,378
Short-Term Municipal Notes	—	18,585,000	—	18,585,000

Total Investments in Securities	—	591,177,378	—	591,177,378
Other Financial Instruments*:
Assets	—	575,619	—	575,619
Liabilities	—	(444,728)	—	(444,728)

Total	$—	$591,308,269	$—	$591,308,269

California Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$739,472,948	$—	$739,472,948

Total Investments in Securities	—	739,472,948	—	739,472,948
Other Financial Instruments*:
Assets	—	1,325,111	—	1,325,111
Liabilities	—	(4,727,022)	—	(4,727,022)

Total	$—	$736,071,037	$—	$736,071,037

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

The New York and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $137,871 have been deferred and are being amortized on a straight line basis over a one year period for the High Income Portfolio.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
National	.45%	.40%	.35%
High Income	.50%	.45%	.40%
New York	.45%	.40%	.35%
California	.45%	.40%	.35%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	73

Notes to Financial Statements

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

	January 26, 2010(a) to October 31, 2011
Portfolio	Class A	Class C	Advisor Class
High Income	.80%	1.50%	.50%

	Effective January 1, 2009
Portfolio	Class A	Class B	Class C	Advisor Class(b)
National	.75%	1.45%	1.45%	.45%
New York	.75%	1.45%	1.45%	.45%
California	.75%	1.45%	1.45%	.45%

This contractual agreement extends through the end of the Portfolios’ fiscal year and may be extended by the Adviser for additional one year terms.

	June 16, 2004 to December 31, 2008
Portfolio	Class A	Class B	Class C	Advisor Class(b)
National	.68%	1.38%	1.38%	.38%
New York	.58%	1.28%	1.28%	.28%
California	.77%	1.47%	1.47%	.47%

(a)	Commenced operations on January 26, 2010.
(b)	Commenced distributions on August 6, 2008.

For the period ended April 30, 2010, such reimbursements amounted to $541,660, $126,048, $323,621 and $361,887 for National, High Income, New York and California Portfolios, respectively. In addition, the Adviser voluntarily reimbursed certain expenses in the amount of $37,465 on the High Income Portfolio.

Pursuant to the investment advisory agreement, the Portfolios may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended April 30, 2010, such fees amounted to $57,468, $43,569 and $45,492 for National, New York and California Portfolios, respectively. For the period ended April 30, 2010, the Adviser voluntarily waived such fees in the amount of $28,405 on the High Income Portfolio.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus

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Notes to Financial Statements

account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: National Portfolio, $114,127; High Income Portfolio, $1,241; New York Portfolio, $65,453 and California Portfolio, $64,103 for the six months ended April 30, 2010.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended April 30, 2010 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Portfolio	Class A	Class A	Class B	Class C
National	$1,783	$4,876	$6,895	$4,701
High Income	159,516	21,324	9,688	44,054
New York	282	9,432	9,394	8,784
California	663	11,858	3,018	4,175

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of .30 of 1% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B		Class C
National	$4,864,823		$5,456,755
High Income	– 0	–	258,159
New York	6,356,347		3,377,097
California	6,896,369		6,375,006

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	75

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment and U.S. government securities (excluding short-term investments) for the six months ended April 30, 2010, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
National	$62,241,677	$	– 0	–	$68,334,469	$	– 0	–
High Income(a)	107,307,084		2,497,290		13,335,342		2,494,605
New York	25,603,650		– 0	–	779,450		– 0	–
California	32,926,204		– 0	–	58,423,653		– 0	–

(a)	Commenced operations on January 26, 2010.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
National	$23,696,373	$ (18,552,170)	$5,144,203
High Income	1,311,403	(23,397)	1,288,006
New York	23,253,089	(4,722,840)	18,530,249
California	36,718,487	(14,852,301)	21,866,186

1. Derivative Financial Instruments

Each Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures Contracts

Each Portfolio may buy or sell futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time a Portfolio enters into a futures contract, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements). When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the future contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. For the six months ended April 30, 2010, the Portfolios had no futures transactions.

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	77

Notes to Financial Statements

Each Portfolio may enter into interest rate swap transactions to reserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2010, the National Portfolio, New York Portfolio and California Portfolio had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $616,030, $444,728 and $4,727,022 at April 30, 2010, respectively.

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

At April 30, 2010, the Portfolios had entered into the following derivatives:

National Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$947,835	Unrealized depreciation on interest rate swap contracts	$616,030

Total		$947,835		$616,030

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/ depreciation of swap contracts	$100,807	$21,254

Total		$100,807	$21,254

For the six months ended April 30, 2010, the average monthly notional amount of interest rate swaps was $16,045,000.

High Income Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$20,471

Total		$20,471

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	79

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the period ended April 30, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$133,917	$20,471

Total		$133,917	$20,471

For the period ended April 30, 2010, the average monthly notional amount of interest rate swaps $2,294,500.

New York Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$575,619	Unrealized depreciation on interest rate swap contracts	$444,728

Total		$575,619		$444,728

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$25,331	$(16,530)

Total		$25,331	$(16,530)

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

For the six months ended April 30, 2010, the average monthly notional amount of interest rate swaps was $9,800,000.

California Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,325,111	Unrealized depreciation on interest rate swap contracts	$4,727,022

Total		$1,325,111		$4,727,022

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2010:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$(538,796)	$156,121

Total		$(538,796)	$156,121

For the six months ended April 30, 2010, the average monthly notional amount of interest rate swaps was $52,100,000.

NOTE E

Capital Stock

The Fund has allocated: 18,100,000,000 of authorized shares to the National Portfolio of which 6,000,000,000 is allocated to each of Class A, Class B and Class C shares and 100,000,000 is allocated to Advisor Class shares; 9,100,000,000 of authorized shares to the High Income Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B and Class C and 100,000,000 is allocated to Advisor Class shares; 9,050,000,000 of authorized shares to the New York Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B and Class C shares and 50,000,000 is allocated to Advisor Class shares and 18,050,000,000 of authorized shares to the California Portfolio, of which 6,000,000,000 is allocated to each of Class A, Class B and Class C shares

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	81

Notes to Financial Statements

and 50,000,000 is allocated to Advisor Class shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

National Portfolio*
Class A
Shares sold	6,624,534		11,566,774	$64,325,789		$105,055,004

Shares issued in reinvestment of dividends	724,872		1,293,313	7,032,762		11,893,770

Shares converted from Class B	259,848		613,252	2,521,198		5,685,082

Shares issued in connection with the acquisition of National Portfolio II and Florida Portfolio	– 0	–	25,289,297	– 0	–	232,683,390

Shares redeemed	(7,623,380)		(17,131,727)	(73,894,805)		(155,845,476)

Net increase (decrease)	(14,126)		21,630,909	$(15,056)		$199,471,770

Class B
Shares sold	17,509		393,670	$169,273		$3,543,507

Shares issued in reinvestment of dividends	17,438		36,900	168,889		338,583

Shares issued in connection with the acquisition of National Portfolio II and Florida Portfolio	– 0	–	1,091,787	– 0	–	10,030,312

Shares converted to Class A	(260,199)		(613,987)	(2,521,198)		(5,685,082)

Shares redeemed	(197,321)		(564,960)	(1,907,187)		(5,109,344)

Net increase (decrease)	(422,573)		343,410	$(4,090,223)		$3,117,976

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

	Shares			Amount
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

National Portfolio*
Class C
Shares sold	1,290,942		2,847,961	$12,514,107		$25,949,871

Shares issued in reinvestment of dividends	150,924		233,992	1,462,818		2,155,225

Shares issued in connection with the acquisition of National Portfolio II and Florida Portfolio	– 0	–	5,070,207	– 0	–	46,597,204

Shares redeemed	(1,139,789)		(1,580,226)	(11,040,799)		(14,492,291)

Net increase	302,077		6,571,934	$2,936,126		$60,210,009

Advisor Class
Shares sold	2,224,751		4,761,609	$21,586,363		$43,961,964

Shares issued in reinvestment of dividends	81,489		61,919	791,173		583,216

Shares redeemed	(645,839)		(909,719)	(6,268,426)		(8,641,627)

Net increase	1,660,401		3,913,809	$16,109,110		$35,903,553

*	For the six months ended April 30, 2010 and the year ended October 31, 2009, the Portfolio received $2,424 and $7,266, respectively, related to a third-party’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor its affiliates were involved in the proceedings or the calculation of the payment.

	Shares	Amount
	January 26, 2010(a) to April 30, 2010 (unaudited)	January 26, 2010(a) to April 30, 2010 (unaudited)

High Income Portfolio
Class A
Shares sold	5,038,454	$50,450,563

Shares issued in reinvestment of dividends	11,559	116,269

Shares redeemed	(30,178)	(302,589)

Net increase	5,019,835	$50,264,243

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	83

Notes to Financial Statements

	Shares	Amount
	January 26, 2010(a) to April 30, 2010 (unaudited)	January 26, 2010(a) to April 30, 2010 (unaudited)

High Income Portfolio
Class C
Shares sold	2,239,264	$22,420,720

Shares issued in reinvestment of dividends	4,673	46,973

Shares redeemed	(2,880)	(29,000)

Net increase	2,241,057	$22,438,693

Advisor Class
Shares sold	2,449,886	$24,562,735

Shares issued in reinvestment of dividends	2,806	28,210

Shares redeemed	(1,011,239)	(10,218,130)

Net increase	1,441,453	$14,372,815

(a)	Commencement of operations.

	Shares		Amount
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

New York Portfolio
Class A
Shares sold	5,854,620	12,331,155	$57,159,477	$114,513,654

Shares issued in reinvestment of dividends	505,041	1,010,273	4,933,924	9,458,894

Shares converted from Class B	483,817	876,169	4,729,690	8,213,783

Shares redeemed	(3,571,684)	(9,212,104)	(34,858,926)	(85,222,986)

Net increase	3,271,794	5,005,493	$31,964,165	$46,963,345

Class B
Shares sold	29,078	221,797	$283,871	$2,064,137

Shares issued in reinvestment of dividends	40,543	110,990	395,520	1,034,624

Shares converted to Class A	(484,312)	(877,105)	(4,729,690)	(8,213,783)

Shares redeemed	(283,738)	(790,729)	(2,767,988)	(7,301,372)

Net decrease	(698,429)	(1,335,047)	$(6,818,287)	$(12,416,394)

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

	Shares		Amount
	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

New York Portfolio
Class C
Shares sold	1,399,853	2,289,141	$13,665,323	$21,589,490

Shares issued in reinvestment of dividends	75,916	131,735	741,155	1,233,610

Shares redeemed	(770,267)	(957,691)	(7,508,587)	(8,782,061)

Net increase	705,502	1,463,185	$6,897,891	$14,041,039

Advisor Class
Shares sold	305,576	361,440	$2,991,543	$3,425,844

Shares issued in reinvestment of dividends	7,299	13,607	71,328	127,514

Shares redeemed	(214,708)	(132,454)	(2,096,036)	(1,236,317)

Net increase	98,167	242,593	$966,835	$2,317,041

	Shares			Amount
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

California Portfolio
Class A
Shares sold	2,406,367		4,061,129	$25,407,127		$41,079,878

Shares issued in reinvestment of dividends	610,151		1,336,552	6,455,029		13,532,231

Shares converted from Class B	131,158		940,003	1,385,098		9,418,367

Shares issued in connection with the acquisition of California Portfolio II	– 0	–	6,484,699	– 0	–	64,354,274

Shares redeemed	(4,846,183)		(10,885,994)	(51,226,425)		(109,163,173)

Net increase (decrease)	(1,698,507)		1,936,389	$(17,979,171)		$19,221,577

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	85

Notes to Financial Statements

	Shares			Amount
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

California Portfolio
Class B
Shares sold	17,327		87,021	$183,306		$864,352

Shares issued in reinvestment of dividends	8,314		30,706	87,893		308,960

Shares issued in connection with the acquisition of California Portfolio II	– 0	–	188,924	– 0	–	1,874,108

Shares converted to Class A	(131,176)		(940,201)	(1,385,098)		(9,418,367)

Shares redeemed	(117,510)		(191,878)	(1,239,511)		(1,918,900)

Net decrease	(223,045)		(825,428)	$(2,353,410)		$(8,289,847)

Class C
Shares sold	413,220		1,323,194	$4,374,119		$13,361,452

Shares issued in reinvestment of dividends	104,129		230,351	1,101,080		2,332,061

Shares issued in connection with the acquisition of California Portfolio II	– 0	–	1,297,930	– 0	–	12,872,189

Shares redeemed	(871,217)		(1,820,901)	(9,191,918)		(18,270,893)

Net increase (decrease)	(353,868)		1,030,574	$(3,716,719)		$10,294,809

Advisor Class
Shares sold	579,199		752,567	$6,139,646		$7,669,401

Shares issued in reinvestment of dividends	14,122		10,189	149,555		104,723

Shares redeemed	(317,561)		(134,207)	(3,357,595)		(1,362,591)

Net increase	275,760		628,549	$2,931,606		$6,411,533

NOTE F

Risks Involved in Investing in the Fund

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Recent adverse economic conditions have not affected the Portfolio’s investments or performance. Certain Portfolios of the

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of its assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Bond Insurer Risk—The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research.

The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Derivatives Risk—The Portfolios may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	87

Notes to Financial Statements

sufficient to cover the cost of leverage, the Portfolio’s return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield and possibly the market value of its shares. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value and possibly the market value of the shares.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note L to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

the risk of loss thereunder to be remote. As such, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2010.

NOTE H

Acquisition of California Portfolio II by California Portfolio (the “Portfolio”)

On January 23, 2009, the California Portfolio acquired all of the assets and assumed all of the liabilities of the California Portfolio II (formerly Insured California Portfolio), pursuant to a plan of reorganization approved by the shareholders of California Portfolio II. On January 23, 2009, the acquisition was accomplished by a tax-free exchange of 7,971,553 shares of the California Portfolio for 6,408,250 shares of California Portfolio II. The aggregate net assets of the California Portfolio and California Portfolio II immediately before the acquisition were $650,712,479 and $79,100,571 (including $3,501,566 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the California Portfolio amounted to $729,813,050.

NOTE I

Acquisition of National Portfolio II and Florida Portfolio by National Portfolio (the “Portfolio”)

On June 26, 2009, the National Portfolio acquired all of the assets and assumed all of the liabilities of the National Portfolio II (formerly Insured National Portfolio) and the AllianceBernstein Municipal Income Fund II—Florida Portfolio (“Florida Portfolio”), pursuant to a plan of reorganization and pursuant to an agreement and plan of acquisition and liquidation approved by the shareholders of National Portfolio II and Florida Portfolio, respectively. On June 26, 2009, the acquisitions were accomplished by a tax-free exchange of 31,451,291 shares of the National Portfolio for 14,988,836 and 15,513,505 shares of National Portfolio II and Florida Portfolio, respectively. The net assets of the National Portfolio, National II Portfolio, and Florida Portfolio immediately before the acquisition were $524,326,255, $144,298,411, and $145,012,495 (including $109,537 for National II Portfolio and $10,541,652 for Florida Portfolio of net unrealized appreciation on investments), respectively. Immediately after the acquisition, the combined net assets of the National Portfolio amounted to $813,637,161.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	89

Notes to Financial Statements

NOTE J

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2010 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2009 and October 31, 2008 were as follows:

National Portfolio	2009	2008
Distributions paid from:
Ordinary income	$222,320	$101,705
Tax-exempt income	26,350,952	20,826,094

Total distributions paid	$26,573,272	$20,927,799

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$690,333
Accumulated capital and other losses	(23,257,089)	(a)
Unrealized appreciation/(depreciation)	(7,431,677)	(b)

Total accumulated earnings/(deficit)	$(29,998,433)	(c)

(a)

On October 31, 2009, the Portfolio had a net capital loss carryforward of $23,257,089 of which $12,782,055 expires in the year 2010, and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2009, the Portfolio utilized capital loss carryforwards of $206,685. As a result of the merger with National Portfolio II, the Portfolio acquired a capital loss carryforward of $3,919. Various limitations regarding the utilization of these losses were applied, based on certain provisions in the Internal Revenue Code.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

New York Portfolio	2009	2008
Distributions paid from:
Ordinary income	$211,065	$125,341
Tax-exempt income	19,788,392	19,254,256

Total distributions paid	$19,999,457	$19,379,597

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$224,627
Accumulated capital and other losses	(4,399,263)	(a)
Unrealized appreciation/(depreciation)	9,816,313	(b)

Total accumulated earnings/(deficit)	$5,641,677	(c)

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

(a)

On October 31, 2009, the Portfolio had a net capital loss carryforward of $4,399,263 of which $3,771,908 expires in the year 2011, $320 expires in the year 2015 and $627,035 expires in the year 2017. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Portfolio had $6,973,404 of capital loss carryforwards expire in the fiscal year.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

California Portfolio	2009	2008
Distributions paid from:
Ordinary income	$487,364	$259,921
Tax-exempt income	30,796,991	29,918,348

Total distributions paid	$31,284,355	$30,178,269

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$138,340
Accumulated capital and other losses	(4,507,535)	(a)
Unrealized appreciation/(depreciation)	9,196,002	(b)

Total accumulated earnings/(deficit)	$4,826,807	(c)

(a)

On October 31, 2009, the Portfolio had a net capital loss carryforward of $4,507,535, expiring in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2009 the Portfolio utilized capital loss carryforwards of $7,398,396. The Portfolio had $3,008,096 of capital loss carryforwards expire in the fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE K

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	91

Notes to Financial Statements

“market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement has been documented by a stipulation of settlement, which has been submitted for court approval. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE L

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond transactions in which the Fund may transfer a fixed rate bond to a broker for cash. The broker deposits the fixed rate bond into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust), organized by the broker. The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP disclosure requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At April 30, 2010, the amount of the Fund’s Floating Rate Notes outstanding was $8,000,000, $2,555,000 and $4,445,000 and the related interest rate was 0.30% to 0.35%, 0.30% to 0.35% and 0.30% for National, High Income and California Portfolios, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

Note M

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	93

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class A
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.62		$ 8.90	$ 10.03	$ 10.22	$ 10.05		$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.20		.40	.42	.44	.46		.47
Net realized and unrealized gain (loss) on investment transactions	.17		.74	(1.13)	(.19)	.17		(.07)

Net increase (decrease) in net asset value from operations	.37		1.14	(.71)	.25	.63		.40

Less: Dividends
Dividends from net investment income	(.20)		(.42)	(.42)	(.44)	(.46)		(.48)

Net asset value, end of period	$ 9.79		$ 9.62	$ 8.90	$ 10.03	$ 10.22		$ 10.05

Total Return
Total investment return based on net asset value(c)	3.90%		13.11%	(7.32)%	2.52%	6.43%		3.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$653,550		$642,319	$401,886	$361,701	$349,884		$337,201
Ratio to average net assets of:
Expenses, net of fee waivers	.75	%(d)	.74%	.68%	.68%	.68	%(e)	.68%
Expenses, net of fee waivers, excluding interest expense	.75	%(d)	.74%	.68%	.68%	.68	%(e)	.68%
Expenses, before fee waivers	.88	%(d)	.89%	.91%	.92%	1.01	%(e)	.93	%(f)
Expenses, before fee waivers, excluding interest expense	.88	%(d)	.89%	.91%	.92%	.92	%(e)	.93%
Net investment income(a)	4.17	%(d)	4.47%	4.31%	4.38%	4.56	%(e)	4.65%
Portfolio turnover rate	8%		11%	24%	15%	22%		25%

See footnote summary on page 109.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class B
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.61		$ 8.89	$ 10.02	$ 10.21	$ 10.04		$ 10.12

Income From Investment Operations
Net investment income(a)(b)	.17		.34	.35	.37	.39		.40
Net realized and unrealized gain (loss) on investment transactions	.17		.73	(1.13)	(.19)	.17		(.07)

Net increase (decrease) in net asset value from operations	.34		1.07	(.78)	.18	.56		.33

Less: Dividends
Dividends from net investment income	(.17)		(.35)	(.35)	(.37)	(.39)		(.41)

Net asset value, end of period	$ 9.78		$ 9.61	$ 8.89	$ 10.02	$ 10.21		$ 10.04

Total Return
Total investment return based on net asset value(c)	3.55%		12.35%	(7.97)%	1.81%	5.70%		3.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,706		$19,492	$14,988	$25,332	$37,399		$49,801
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.44%	1.38%	1.38%	1.38	%(e)	1.38%
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.44%	1.38%	1.38%	1.38	%(e)	1.38%
Expenses, before fee waivers	1.60	%(d)	1.61%	1.63%	1.63%	1.73	%(e)	1.64	%(f)
Expenses, before fee waivers, excluding interest expense	1.60	%(d)	1.61%	1.63%	1.63%	1.64	%(e)	1.64%
Net investment income(a)	3.48	%(d)	3.80%	3.61%	3.69%	3.89	%(e)	3.96%
Portfolio turnover rate	8%		11%	24%	15%	22%		25%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	95

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class C
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.61		$ 8.89	$ 10.02	$ 10.21	$ 10.05		$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.17		.34	.35	.37	.39		.40
Net realized and unrealized gain (loss) on investment transactions	.17		.73	(1.13)	(.19)	.16		(.07)

Net increase (decrease) in net asset value from operations	.34		1.07	(.78)	.18	.55		.33

Less: Dividends
Dividends from net investment income	(.17)		(.35)	(.35)	(.37)	(.39)		(.41)

Net asset value, end of period	$ 9.78		$ 9.61	$ 8.89	$ 10.02	$ 10.21		$ 10.05

Total Return
Total investment return based on net asset value(c)	3.55%		12.34%	(7.98)%	1.81%	5.59%		3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,260		$131,971	$63,704	$60,613	$62,447		$61,622
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.44%	1.38%	1.38%	1.38	%(e)	1.38%
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.44%	1.38%	1.38%	1.38	%(e)	1.38%
Expenses, before fee waivers	1.58	%(d)	1.60%	1.61%	1.62%	1.72	%(e)	1.64	%(f)
Expenses, before fee waivers, excluding interest expense	1.58	%(d)	1.60%	1.61%	1.62%	1.63	%(e)	1.64%
Net investment income(a)	3.48	%(d)	3.76%	3.61%	3.68%	3.87	%(e)	3.96%
Portfolio turnover rate	8%		11%	24%	15%	22%		25%

See footnote summary on page 109.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Advisor Class
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	August 6, 2008(g) to October 31, 2008

Net asset value, beginning of period	$ 9.62		$ 8.90	$ 9.66

Income From Investment Operations
Net investment income(a)(b)	.22		.42	.09
Net realized and unrealized gain (loss) on investment transactions	.17		.74	(.74)

Net increase (decrease) in net asset value from operations	.39		1.16	(.65)

Less: Dividends
Dividends from net investment income	(.22)		(.44)	(.11)

Net asset value, end of period	$ 9.79		$ 9.62	$ 8.90

Total Return
Total investment return based on net asset value(c)	4.06%		13.45%	(6.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,191		$39,245	$1,482
Ratio to average net assets of:
Expenses, net of fee waivers	.45	%(d)	.45%	.38	%(d)
Expenses, net of fee waivers, excluding interest expense	.45	%(d)	.45%	.38	%(d)
Expenses, before fee waivers	.58	%(d)	.57%	.69	%(d)
Expenses, before waivers/reimbursements, excluding interest expense	.58	%(d)	.57%	.69	%(d)
Net investment income(a)	4.46	%(d)	4.55%	5.19	%(d)
Portfolio turnover rate	8%		11%	24%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	97

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

High Income Portfolio
Class A
January 26, 2010(g) to April 30, 2010 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11
Net realized and unrealized gain on investment transactions	.18

Net increase in net asset value from operations	.29

Less: Dividends
Dividends from net investment income	(.12)

Net asset value, end of period	$ 10.17

Total Return
Total investment return based on net asset value(c)	2.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,053
Ratio to average net assets of:
Expenses, net of fee waivers(d)(h)	.44%
Expenses, net of fee waivers, excluding interest expense(d)(h)	.42%
Expenses, before fee waivers(d)	2.15%
Expenses, before fee waivers, excluding interest expense(d)	2.12%
Net investment income(a)(d)	5.32%
Portfolio turnover rate	44%

See footnote summary on page 109.

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

High Income Portfolio
Class C
January 26, 2010(g) to April 30, 2010 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10
Net realized and unrealized gain on investment transactions	.16

Net increase in net asset value from operations	.26

Less: Dividends
Dividends from net investment income	(.10)

Net asset value, end of period	$ 10.16

Total Return
Total investment return based on net asset value(c)	2.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,777
Ratio to average net assets of:
Expenses, net of fee waivers(d)(h)	1.13%
Expenses, net of fee waivers, excluding interest expense(d)(h)	1.11%
Expenses, before fee waivers(d)	2.97%
Expenses, before fee waivers, excluding interest expense(d)	2.95%
Net investment income(a)(d)	4.70%
Portfolio turnover rate	44%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	99

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

High Income Portfolio
Advisor Class
January 26, 2010(g) to April 30, 2010 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13
Net realized and unrealized gain on investment transactions	.16

Net increase in net asset value from operations	.29

Less: Dividends
Dividends from net investment income	(.13)

Net asset value, end of period	$ 10.16

Total Return
Total investment return based on net asset value(c)	2.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,651
Ratio to average net assets of:
Expenses, net of fee waivers(d)(h)	.04%
Expenses, net of fee waivers, excluding interest expense(d)(h)	.01%
Expenses, before fee waivers(d)	2.92%
Expenses, before fee waivers, excluding interest expense(d)	2.89%
Net investment income(a)(d)	4.72%
Portfolio turnover rate	44%

See footnote summary on page 109.

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class A
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.69		$ 9.01	$ 9.82	$ 9.97	$ 9.81		$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.19		.38	.40	.41	.42		.46
Net realized and unrealized gain (loss) on investment transactions	.15		.68	(.81)	(.15)	.16		(.12)

Net increase (decrease) in net asset value from operations	.34		1.06	(.41)	.26	.58		.34

Less: Dividends
Dividends from net investment income	(.19)		(.38)	(.40)	(.41)	(.42)		(.46)

Net asset value, end of period	$ 9.84		$ 9.69	$ 9.01	$ 9.82	$ 9.97		$ 9.81

Total Return
Total investment return based on net asset value(c)	3.49%		12.03%	(4.31)%	2.62%	6.06%		3.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$483,597		$444,600	$368,524	$356,989	$320,580		$294,005
Ratio to average net assets of:
Expenses, net of fee waivers	.75	%(d)	.72%	.58%	.58%	.58	%(e)	.58%
Expenses, before fee waivers	.86	%(d)	.88%	.88%	.90%	.89	%(e)	.91%
Net investment income(a)	3.82	%(d)	4.09%	4.17%	4.12%	4.27	%(e)	4.62%
Portfolio turnover rate	0	%(i)	2%	10%	5%	39%		19%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	101

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class B
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.68		$ 9.00	$ 9.80	$ 9.96	$ 9.80		$ 9.92

Income From Investment Operations
Net investment income(a)(b)	.15		.32	.33	.34	.35		.39
Net realized and unrealized gain (loss) on investment transactions	.14		.68	(.79)	(.16)	.16		(.12)

Net increase (decrease) in net asset value from operations	.29		1.00	(.46)	.18	.51		.27

Less: Dividends
Dividends from net investment income	(.15)		(.32)	(.34)	(.34)	(.35)		(.39)

Net asset value, end of period	$ 9.82		$ 9.68	$ 9.00	$ 9.80	$ 9.96		$ 9.80

Total Return
Total investment return based on net asset value(c)	3.04%		11.28%	(4.88)%	1.82%	5.33%		2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,216		$36,520	$46,000	$74,342	$114,128		$133,746
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.42%	1.28%	1.28%	1.28	%(e)	1.28%
Expenses, before fee waivers	1.58	%(d)	1.60%	1.60%	1.61%	1.60	%(e)	1.62%
Net investment income(a)	3.13	%(d)	3.43%	3.46%	3.42%	3.59	%(e)	3.93%
Portfolio turnover rate	0	%(i)	2%	10%	5%	39%		19%

See footnote summary on page 109.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class C
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 9.68		$ 9.01	$ 9.81	$ 9.96	$ 9.80		$ 9.92

Income From Investment Operations
Net investment income(a)(b)	.15		.31	.33	.34	.35		.39
Net realized and unrealized gain (loss) on investment transactions	.15		.68	(.79)	(.15)	.16		(.12)

Net increase (decrease) in net asset value from operations	.30		.99	(.46)	.19	.51		.27

Less: Dividends
Dividends from net investment income	(.15)		(.32)	(.34)	(.34)	(.35)		(.39)

Net asset value, end of period	$ 9.83		$ 9.68	$ 9.01	$ 9.81	$ 9.96		$ 9.80

Total Return
Total investment return based on net asset value(c)	3.13%		11.14%	(4.88)%	1.91%	5.32%		2.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,690		$67,718	$49,821	$46,305	$48,022		$45,956
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.42%	1.28%	1.28%	1.28	%(e)	1.28%
Expenses, before fee waivers	1.56	%(d)	1.58%	1.58%	1.60%	1.60	%(e)	1.61%
Net investment income(a)	3.11	%(d)	3.38%	3.47%	3.43%	3.58	%(e)	3.92%
Portfolio turnover rate	0	%(i)	2%	10%	5%	39%		19%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	103

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Advisor Class
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	August 6, 2008(g) to October 31, 2008

Net asset value, beginning of period	$ 9.69		$ 9.02	$ 9.60

Income From Investment Operations
Net investment income(a)(b)	.20		.41	.08
Net realized and unrealized gain (loss) on investment transactions	.15		.67	(.56)

Net increase (decrease) in net asset value from operations	.35		1.08	(.48)

Less: Dividends
Dividends from net investment income	(.20)		(.41)	(.10)

Net asset value, end of period	$ 9.84		$ 9.69	$ 9.02

Total Return
Total investment return based on net asset value(c)	3.64%		12.25%	(4.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,666		$7,584	$4,868
Ratio to average net assets of:
Expenses, net of fee waivers	.45	%(d)	.42%	.28	%(d)
Expenses, before fee waivers	.56	%(d)	.58%	.49	%(d)
Net investment income(a)	4.09	%(d)	4.37%	4.95	%(d)
Portfolio turnover rate	0	%(i)	2%	10%

See footnote summary on page 109.

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class A
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005

Net asset value, beginning of period	$ 10.51		$ 9.85	$ 10.88	$ 11.07	$ 10.86		$ 10.93

Income From Investment Operations
Net investment income(a)(b)	.23		.47	.46	.46	.47		.48
Net realized and unrealized gain (loss) on investment transactions	.17		.64	(1.04)	(.20)	.21		(.07)

Net increase (decrease) in net asset value from operations	.40		1.11	(.58)	.26	.68		.41

Less: Dividends
Dividends from net investment income	(.22)		(.45)	(.45)	(.45)	(.47)		(.48)

Net asset value, end of period	$ 10.69		$ 10.51	$ 9.85	$ 10.88	$ 11.07		$ 10.86

Total Return
Total investment return based on net asset value(c)	3.85%		11.56%	(5.52)%	2.45%	6.42%		3.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$603,393		$610,558	$553,120	$594,039	$594,150		$590,042
Ratio to average net assets of:
Expenses, net of fee waivers	.75	%(d)	.75%	.77%	.77%	.77	%(e)	.77%
Expenses, net of fee waivers, excluding interest expense	.75	%(d)	.75%	.77%	.77%	.77	%(e)	.77%
Expenses, before fee waivers	.85	%(d)	.86%	.85%	.85%	.85	%(e)	.86%
Expenses, before fee waivers, excluding interest expense	.85	%(d)	.86%	.85%	.85%	.85	%(e)	.86%
Net investment income(a)	4.36	%(d)	4.61%	4.30%	4.19%	4.33	%(e)	4.36%
Portfolio turnover rate	4%		9%	2%	21%	10%		17%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	105

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class B
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008		2007	2006		2005

Net asset value, beginning of period	$ 10.50		$ 9.84	$ 10.87		$ 11.07	$ 10.86		$ 10.93

Income From Investment Operations
Net investment income(a)(b)	.19		.39	.38		.38	.40		.40
Net realized and unrealized gain (loss) on investment transactions	.18		.65	(1.03)		(.20)	.21		(.07)

Net increase (decrease) in net asset value from operations	.37		1.04	(.65)		.18	.61		.33

Less: Dividends
Dividends from net investment income	(.18)		(.38)	(.38)		(.38)	(.40)		(.40)

Net asset value, end of period	$ 10.69		$ 10.50	$ 9.84		$ 10.87	$ 11.07		$ 10.86

Total Return
Total investment return based on net asset value(c)	3.60%		10.80%	(6.18	) %	1.65%	5.69%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,619		$8,845	$16,413		$43,581	$80,928		$122,128
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.45%	1.47%		1.47%	1.47	%(e)	1.47%
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45%	1.47%		1.47%	1.47	%(e)	1.47%
Expenses, before fee waivers	1.57	%(d)	1.57%	1.56%		1.56%	1.56	%(e)	1.56%
Expenses, before fee waivers, excluding interest expense	1.57	%(d)	1.57%	1.56%		1.56%	1.56	%(e)	1.56%
Net investment income(a)	3.66	%(d)	3.93%	3.57%		3.48%	3.64	%(e)	3.66%
Portfolio turnover rate	4%		9%	2%		21%	10%		17%

See footnote summary on page 109.

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Class C
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31,
			2009	2008		2007	2006		2005

Net asset value, beginning of period	$ 10.50		$ 9.84	$ 10.88		$ 11.07	$ 10.86		$ 10.93

Income From Investment Operations
Net investment income(a)(b)	.19		.39	.38		.38	.40		.40
Net realized and unrealized gain (loss) on investment transactions	.18		.65	(1.04)		(.19)	.21		(.07)

Net increase (decrease) in net asset value from operations	.37		1.04	(.66)		.19	.61		.33

Less: Dividends
Dividends from net investment income	(.18)		(.38)	(.38)		(.38)	(.40)		(.40)

Net asset value, end of period	$ 10.69		$ 10.50	$ 9.84		$ 10.88	$ 11.07		$ 10.86

Total Return
Total investment return based on net asset value(c)	3.60%		10.79%	(6.28	) %	1.73%	5.69%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,083		$118,726	$101,126		$111,697	$120,731		$125,067
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.45%	1.47%		1.47%	1.47	%(e)	1.47%
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45%	1.47%		1.47%	1.47	%(e)	1.47%
Expenses, before fee waivers	1.55	%(d)	1.56%	1.55%		1.55%	1.56	%(e)	1.56%
Expenses, before fee waivers, excluding interest expense	1.55	%(d)	1.56%	1.55%		1.55%	1.56	%(e)	1.56%
Net investment income(a)	3.67	%(d)	3.91%	3.60%		3.49%	3.64	%(e)	3.66%
Portfolio turnover rate	4%		9%	2%		21%	10%		17%

See footnote summary on page 109.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	107

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	California Portfolio
	Advisor Class
	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009	August 6, 2008(g) to October 31, 2008

Net asset value, beginning of period	$ 10.51		$ 9.85	$ 10.51

Income From Investment Operations
Net investment income(a)(b)	.25		.48	.08
Net realized and unrealized gain (loss) on investment transactions	.17		.66	(.63)

Net increase (decrease) in net asset value from operations	.42		1.14	(.55)

Less: Dividends
Dividends from net investment income	(.24)		(.48)	(.11)

Net asset value, end of period	$ 10.69		$ 10.51	$ 9.85

Total Return
Total investment return based on net asset value(c)	4.01%		11.89%	(5.20	) %
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,555		$8,455	$1,735
Ratio to average net assets of:
Expenses, net of fee waivers	.45	%(d)	.45%	.47	%(d)
Expenses, net of fee waivers, excluding interest expense	.45	%(d)	.45%	.47	%(d)
Expenses, before fee waivers	.55	%(d)	.55%	.55	%(d)
Expenses, before fee waivers, excluding interest expense	.55	%(d)	.55%	.55	%(d)
Net investment income(a)	4.67	%(d)	4.80%	4.98	%(d)
Portfolio turnover rate	4%		9%	2%

See footnote summary on page 109.

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

(a)	Net of fees waived by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	During 2006, in accordance with U.S. GAAP, the Fund determined that the criteria for sale accounting had not been met for certain transfers of municipal bonds and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the National Portfolio has restated the expense ratios for the year ended October 31, 2005 to give effect to recording the transfers of the municipal bonds as secured borrowings. The effects of the restatement have no effect on the previously reported net assets.

	Class A		Class B		Class C
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio of average net assets of:
Expenses, before fee waivers	.93%	1.14%	1.64%	1.85%	1.64%	1.85%
Expenses, before waivers, excluding interest expense	N/A	.94%	N/A	1.65%	N/A	1.65%

(g)	Commencement of operations.

(h)	The Adviser agreed to voluntarily reimburse an additional .38%, .39% and .49% of the portfolio’s Class A, Class C and Adviser Class expenses, respectively.

(i)	Amount is less than .005%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	109

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Robert B. (Guy) Davidson III,(2) Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks,(2) Vice President

Fred S. Cohen,(2) Vice President

Wayne Godlin,(2) Vice President

Terrance T. Hults,(2) Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Brooks, Cohen, Davidson, Godlin and Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

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Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Investment Advisory Contract

The disinterested directors (the “directors”) of AllianceBernstein Bond Fund, Inc. (the “Fund”) unanimously approved the Fund’s Investment Advisory Contract (the “Advisory Agreement”) with the Adviser in respect of AllianceBernstein Municipal Bond Inflation Strategy (the “Portfolio”) at a meeting held on December 16, 2009.

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	111

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements will require the directors’ approval on a quarterly basis and, to the extent requested and paid, will result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares and transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Portfolio, no

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performance or other historical information for the Portfolio was available. The Adviser noted that it is anticipated that the Portfolio will have the Barclays Capital 1-10 Year U.S. TIPS Index as its benchmark and that the Adviser manages the AllianceBernstein Inflation-Protected Securities Portfolio of The AllianceBernstein Pooling Portfolio (the “Pooling TIPS Portfolio”) and that the Adviser employs an inflation-sensitive approach to the fixed-income component of the AllianceBernstein Tax-Managed Wealth Preservation Strategy of The AllianceBernstein Portfolios. At the December 2009 meeting, the directors reviewed information prepared by the Adviser showing the Pooling TIPS Portfolio’s performance as compared with the Barclays Capital 1-10 Year TIPS Index for the 1- and 3-year periods ended October 31, 2009 and the since inception period (May 2005 inception). The directors noted that the Pooling TIPS Portfolio since inception was essentially even with the benchmark and noted the slight underperformance in the 1-year period and slight outperformance in the 3-year period. Based on the Adviser’s written and oral presentations regarding the management of the Portfolio, and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the directors that there are no institutional products managed by it that have an investment style substantially similar to that of the Portfolio. The directors reviewed the relevant fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees than it proposed to charge the Portfolio for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which involved investments in various asset classes.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolio relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the estimated total expense ratio of the Class A shares of the Portfolio assuming $100 million in assets under management in

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	113

comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The estimated expense ratio of the Portfolio reflected fee waivers and/or expense reimbursements as a result of an agreement between the Adviser and the Fund in respect of the Portfolio. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $100 million, its anticipated contractual effective advisory fee rate was the same as the Expense Group median. The directors noted that the proposed advisory fee corresponded to the higher of the Adviser’s two fixed-income fee schedules. The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision. The Lipper analysis reflected the Adviser’s agreement to cap the Portfolio’s expense ratio for an initial period ending October 31, 2011. The information reviewed by the directors showed that the Portfolio’s anticipated expense ratio, which reflected a cap, was lower than the Expense Group median and about the same as the Expense Universe median. The directors concluded that the Portfolio’s anticipated expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed

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that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio attracts significant amounts of assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	115

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund, Inc. (the “Fund”), in respect of the following Portfolios:2

California Portfolio3

National Portfolio4

New York Portfolio

The evaluation of the Investment Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

1	It should be noted that the Senior Officer’s fee evaluation was completed on October 21, 2009.
2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.
3	It should be noted that on January 23, 2009 the Portfolio acquired the assets of other Portfolios of the Fund, AllianceBernstein California Portfolio II, which was formerly known as Insured California Portfolio.
4	It should be noted that on June 26, 2009, the Portfolio acquired the assets of other Portfolios of the Fund, AllianceBernstein National Portfolio II, which was formerly known as Insured National Portfolio and the AllianceBernstein Municipal Income Fund, Inc. II-Florida Portfolio.

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4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

PORTFOLIO ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS, & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.5

Category	Advisory Fee[6]	Fund
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	-California Portfolio -National Portfolio -New York Portfolio

The Portfolios’ net assets on September 30, 2009 and September 30, 2008 are set forth below:

Portfolio	September 30, 2009 Net Assets ($MM)	September 30, 2008 Net Assets ($MM)
California Portfolio	$766.8	$704.2
National Portfolio	$853.9	$501.4
New York Portfolio	$560.7	$485.8

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services provided to the Portfolios. Indicated below are the reimbursement amounts which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
California Portfolio	$96,522	0.01%
National Portfolio	$94,932	0.02%
New York Portfolio	$94,478	0.02%

5	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.
6	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	117

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the Portfolios’ gross expense ratios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio 04/30/09	Fiscal Year End
California Portfolio[7]	Advisor Class A Class B Class C	0.47% 0.75% 1.45% 1.45%	0.56% 0.86% 1.57% 1.56%	October 31

National Portfolio[8]	Advisor Class A Class B Class C	0.38% 0.75% 1.45% 1.45%	0.59% 0.92% 1.64% 1.62%	October 31

New York Portfolio[9]	Advisor Class A Class B Class C	0.28% 0.75% 1.45% 1.45%	0.59% 0.89% 1.61% 1.60%	October 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolios to

7	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 0.77%, 1.47% and 1.47, respectively.
8	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 1.04%, 1.74% and 1.74, respectively.
9	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 0.58%, 1.28% and 1.28, respectively.

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the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios. However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as any of the Portfolios. It should be noted that the Adviser has represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

The Adviser manages Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company. Several portfolios of SCB Fund have a somewhat similar investment style to certain of the Portfolios and their advisory fee schedules are set forth below. Also presented are what would have been the effective advisory fees of the Portfolios had the SCB Fund fee schedule been applicable to those Portfolios versus the Portfolios’ advisory fees based on September 30, 2009 net assets.

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Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
California Portfolio	Short Duration California Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	California Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

National Portfolio	Short Duration Diversified Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	Diversified Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

New York Portfolio	Short Duration New York Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	New York Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

The Adviser represented that it does not sub-advise any registered investment company that has a similar investment strategy as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolios’ rankings with respect to the proposed management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”) at the approximate current asset level of the Portfolio.10

10	The contractual management fee is calculated by Lipper using the Portfolios’ contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

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Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.11 An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[12]	Lipper Exp. Group Median (%)	Rank
California Portfolio	0.450	0.500	2/13
National Portfolio	0.450	0.530	2/16
New York Portfolio[13]	0.450	0.517	2/12

Lipper also compared the Portfolio’s total expense ratios in comparison to the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given market conditions during 2008, especially the last three months of 2008, the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.15

11	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.
12	The contractual management fee rate for the Portfolio does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any management waivers or expense reimbursements for expense caps that effectively reduce the effective (actual) advisory fee rate.
13	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.
14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.
15	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	121

Portfolio	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
California Portfolio	0.770	0.812	5/13	0.822	10/30
National Portfolio	0.680	0.833	1/16	0.816	7/56
New York Portfolio	0.580	0.767	1/13	0.784	1/25

Based on this analysis the Portfolios have a more favorable ranking on a management fee basis and on a total expense ratio basis than they do on management fee basis of their Lipper peers.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer and the independent consultant. The Adviser’s profitability from providing investment advisory services to all of the Portfolios decreased during calendar year 2008 relative to 2007.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution related services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the

16	Most recently completed fiscal year Class A share total expense ratio.

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Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support (revenue sharing payments).17

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
California Portfolio	$35,856
National Portfolio	$41,671
New York Portfolio	$43,027

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
California Portfolio	$3,199,509	$76,742
National Portfolio	$2,085,460	$56,460
New York Portfolio	$2,233,122	$88,602

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of the service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:18

Portfolio	ABIS Fee	Expense Offset
California Portfolio	$135,397	$4,516
National Portfolio	$166,436	$5,334
New York Portfolio	$140,166	$4,566

17	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.
18	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.

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V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,19 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli 20 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $498 billion as of September 30, 2009, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

19	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.
20	The Deli study was originally published in 2002 based on 1997 data.
21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolios22 relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended July 31, 2009.24

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
California Portfolio
1 year	1.25	0.55	0.60	5/13	14/34
3 year	2.19	2.03	1.56	4/13	10/32
5 year	3.48	2.90	2.98	1/12	2/30
10 year	4.04	4.04	3.98	6/11	13/26

National Portfolio
1 year	0.65	2.08	2.73	13/16	52/64
3 year	1.99	2.12	2.46	9/16	39/60
5 year	3.26	3.02	3.08	5/15	25/58
10 year	3.73	3.99	4.15	12/14	39/51

New York Portfolio
1 year	2.80	2.70	2.80	6/13	14/27
3 year	3.12	2.79	2.69	4/12	10/26
5 year	3.86	3.21	3.19	2/12	4/26
10 year	4.44	4.30	4.28	4/11	9/23

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Portfolios (in bold)25 versus its benchmarks.26 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”)

22	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be one or two basis points different from Lipper. To maintain consistency in this evaluation, the performance returns of the Portfolios, as reported by the Adviser, are provided instead of Lipper.
23	The Portfolios’ PGs are identical to the Portfolios’ EGs. The Portfolio’s PUs are not identical to the Portfolios’ EUs as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.
24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if the Portfolio may have had a different investment classification/objective at different points in time.
25	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.
26	The Adviser provided Portfolio and benchmark performance return information for the periods through July 31, 2009.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	125

information is also shown.27 Note that each Portfolio’s benchmark is the Barclays Capital Municipal Bond Index.

	Periods Ending July 31, 2009 Annualized Net Performance
	1	3	5	10	Since	Annualized		Risk
	Year (%)	Year (%)	Year (%)	Year (%)	Inception (%)	Volatility (%)	Sharpe (%)	Period (Year)
California Portfolio	1.25	2.19	3.48	4.04	6.09	5.05	0.18	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	6.34	4.50	0.43
Inception Date: December 29, 1986

National Portfolio	0.65	2.00	3.27	3.73	5.91	4.65	0.13	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	6.34	4.50	0.43
Inception Date: December 29, 1986

New York Portfolio	2.81	3.12	3.86	4.44	5.83	4.43	0.29	10
Barclays Capital Municipal Bond Index	5.11	4.07	4.22	5.14	6.34	4.50	0.43
Inception Date: December 29, 1986

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2009

27	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Multi-Asset Inflation Strategy

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	127

AllianceBernstein Family of Funds

NOTES

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	129

NOTES

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	131

NOTES

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105 800.221.5672

MI-0152-0410

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: June 29, 2010

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 29, 2010